                             CALVERT RESPONSIBLY INVESTED
                                MONEY MARKET PORTFOLIO
                  MANAGED BY CALVERT ASSET MANAGEMENT COMPANY, INC.

Dear Investor:

Before we begin our discussion of the economy and markets, we want to let investors know that on January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Money Market Portfolio was renamed Calvert Social Money Market Portfolio.

REVIEW

Short-term rates trended higher early in the year on expectations that the Federal Reserve would take steps to tighten monetary policy and slow the pace of economic growth. The Fed did step in March, raising its target rate for the federal funds rate, the rate banks charge each other for overnight loans to meet reserve requirements, by 25 basis points, but then took no further action. Short-term securities reversed course and yields trended downward for the remainder of the year.

STRATEGY

The Portfolio's weighted average maturity was 24 days at the beginning of the year. Expecting that rates would continue to rise, we adjusted to a slightly shorter position so we would be able to quickly reinvest in higher yielding securities. Our analysis of the economy's strength caused us to revise our forecast around mid-year. At that point, we anticipated the pace of economic growth and inflation would moderate and rates would not likely move dramatically higher. Accordingly, we modified our strategy and lengthened maturity. At the close of the year, the Portfolio's weighted average maturity was 23 days, just about where we began.

The composition of the Portfolio has not changed greatly since our last report. We continue to invest primarily in variable rate demand notes and US government agency discount notes. Discount notes are issued below face value and redeemed at face value.

The Money Market Portfolio's 5.20% 12-month total return was seven basis points above the return on the Lipper Variable Insurance Money Market Instrument Funds Average.*

OUTLOOK

Continued low inflation despite strong economic growth and real wage gains kept the Fed on hold for the balance of 1997. In the fourth quarter, the Asian financial crisis likely also impacted US monetary policy, as the Fed had to consider the impact of a rise in rates on jittery global economies. Once the situation in Asia stabilizes, rates could move a bit higher, but money market investors should not expect dramatically higher yields.


Sincerely,

/s/Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO
January 21, 1998

*THE PORTFOLIO'S TOTAL RETURN DOES NOT REFLECT THE CHARGES AND EXPENSES OF THE VARIABLE ANNUITY PRODUCT.



ANNUAL REPORT                                     CRI MONEY MARKET PORTFOLIO - 1

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Acacia Capital Corporation and Shareholders of Calvert Responsibly Invested Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of Calvert Responsibly Invested Money Market Portfolio (one of the portfolios comprising the Acacia Capital Corporation), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Responsibly Invested Money Market Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998


2 - CRI MONEY MARKET PORTFOLIO                                     ANNUAL REPORT

                                MONEY MARKET PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

U.S. GOVERNMENT AGENCIES AND                                                PRINCIPAL
INSTRUMENTALITIES - 29.1%                                                      AMOUNT         VALUE
----------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 5.65%, 2/11/98 . . . . . . . . . . . . . . .     $  145,000     $  144,067
Federal Farm Credit Bank, 5.62%, 3/3/98. . . . . . . . . . . . . . . .        420,000        416,000
Federal Home Loan Bank Board, 5.40%, 1/26/98 . . . . . . . . . . . . .        158,000        157,408
Federal Home Loan Bank Board, 5.48%, 2/27/98 . . . . . . . . . . . . .        125,000        123,915
Federal Home Loan Mortgage Corp., 5.72%, 1/15/98 . . . . . . . . . . .        200,000        199,555
Federal Home Loan Mortgage Corp., 5.52%, 3/6/98. . . . . . . . . . . .        650,000        643,621
Federal National Mortgage Assn., 5.65%, 2/18/98. . . . . . . . . . . .        132,000        131,006
                                                                                          ----------

     Total U.S. Government Agencies and Instrumentalities
       (Cost $1,815,572) . . . . . . . . . . . . . . . . . . . . . . .                     1,815,572
                                                                                          ----------

CORPORATE OBLIGATIONS - 65.9%
----------------------------------------------------------------------------------------------------
Alabama State Industrial Development Authority, Mitchell
  Grocery, VRDN, 6.00%, 5/1/10, LOC: Regions Bank  * . . . . . . . . .        300,000        300,000
Alabama State Industrial Development Authority, Simcala, Inc.,
  VRDN, 6.00%, 12/1/19, LOC: First Bank *. . . . . . . . . . . . . . .        240,000        240,000
Aspen Institute, Inc., VRDN, 5.91%, 12/1/04,
  LOC: First National Bank of Maryland * . . . . . . . . . . . . . . .        240,000        240,000
Fed One Dayton VRDN, 6.80%, 8/1/09,
  LOC: Bank One Ohio * . . . . . . . . . . . . . . . . . . . . . . . .         70,000         70,000
Health Midwest Ventures Group VRDN, 5.80%, 8/1/19,
  LOC: Bank of America * . . . . . . . . . . . . . . . . . . . . . . .        230,000        230,000
Healthtrack Sports and Wellness VRDN, 5.80%, 2/15/27,
  LOC: American National Bank & Trust *. . . . . . . . . . . . . . . .        250,000        250,000
IPC Industries, Inc. VRDN, 6.00%, 10/1/11, LOC: National
  Bank of Canada * . . . . . . . . . . . . . . . . . . . . . . . . . .        150,000        150,000
Iowa Finance Authority Economic Development Authority
  Revenue, Iowa Medical Assoc., VRDN, 5.95%, 3/1/11,
  LOC: Rabobank Nederland *. . . . . . . . . . . . . . . . . . . . . .        200,000        200,000
La Mirada, California Industrial Development Authority,
  Rykoff Sexton, VRDN, 5.80%, 12/1/26, LOC: First National
  Bank of Chicago *. . . . . . . . . . . . . . . . . . . . . . . . . .        150,000        150,000
Lexington Financial Services, LLC, VRDN, 5.80%, 3/1/27,
  LOC: LaSalle Bank *. . . . . . . . . . . . . . . . . . . . . . . . .        200,000        200,000
Mahoning County, Ohio, International Towers, VRDN, 6.31%,
  11/1/98, LOC: PNC Bank * . . . . . . . . . . . . . . . . . . . . . .        170,000        170,000
Montgomery County, Kentucky Industrial Development Revenue,
  Fireblanking, VRDN, 6.00%, 8/1/06, LOC: Fleet Bank  *. . . . . . . .        224,000        224,000
Montgomery County, Pennsylvania Industrial Development Revenue,
  Horsham Assoc., VRDN,5.90%, 3/1/10, LOC: Corestates *. . . . . . . .        210,000        210,000
Mount Vernon, Indiana Economic Development, BB&M Plastics,
  VRDN, 6.10%, 7/1/07, LOC: Citizens National Bank,
  Confirming LOC: Suntrust Bank *. . . . . . . . . . . . . . . . . . .        135,000        135,000
Pleasant Hill California Redevelopment Agency VRDN, 6.10%,
  8/1/26, LOC: Heller Financial, Confirming
  LOC: Commerze Bank * . . . . . . . . . . . . . . . . . . . . . . . .        200,000        200,000

ANNUAL REPORT                                     CRI MONEY MARKET PORTFOLIO - 3


                                                                            PRINCIPAL
CORPORATE OBLIGATIONS (CONT'D)                                                 AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
St. Paul, Minnesota Housing and Redevelopment Authority
  VRDN, 5.90%, 6/1/15, LOC: Credit Local de France * . . . . . . . . .       $300,000     $  300,000
Sault Ste Marie, Michigan VRDN, 6.31%, 6/1/03,
  LOC: First America Bank, MI *. . . . . . . . . . . . . . . . . . . .        150,000        150,000
W.L. Petrey Wholesale, Inc., Industrial Development Bond
  VRDN, 6.00%, 3/1/11, LOC: Southtrust Bank, AL *. . . . . . . . . . .        145,000        145,000
Washington State Housing Finance Authority, Glenbrook
  Apartments, VRDN, 6.10%, 7/1/29, LOC: Bank One, AZ * . . . . . . . .        250,000        250,000
Westminster Asset Corp. VRDN, 5.97%, 4/1/22,
  LOC: Wells Fargo Bank *. . . . . . . . . . . . . . . . . . . . . . .        300,000        300,000
                                                                                          ----------
     Total Corporate Obligations (Cost $4,114,000) . . . . . . . . . .                     4,114,000
                                                                                          ----------

MUNICIPAL OBLIGATIONS - 4.3%
----------------------------------------------------------------------------------------------------
Texas State VRDN, 5.67%, 12/1/27, TOA: Citibank *. . . . . . . . . . .        266,000        266,000
                                                                                          ----------

     Total Municipal Obligations (Cost $266,000) . . . . . . . . . . .                       266,000
                                                                                          ----------


       TOTAL INVESTMENTS (Cost $6,195,572) - 99.3% . . . . . . . . . .                     6,195,572
       Other assets and liabilities, net - 0.7%. . . . . . . . . . . .                        46,312
                                                                                          ----------
       NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                    $6,241,884
                                                                                          ----------
                                                                                          ----------




* OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY DATE.

EXPLANATION OF GUARANTEES:                    ABBREVIATIONS:
LOC: LETTER OF CREDIT                         VRDN: VARIABLE RATE DEMAND NOTES
TOA: TENDER OPTION AGREEMENT

SEE NOTES TO FINANCIAL STATEMENTS.


4 - CRI MONEY MARKET PORTFOLIO                                     ANNUAL REPORT


                                    MONEY MARKET PORTFOLIO
                            STATEMENT OF ASSETS AND LIABILITIES
                                       DECEMBER 31, 1997

ASSETS
----------------------------------------------------------------------------------------------------
Investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . .      $6,195,572
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,683
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,846
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             133
                                                                                          ----------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,246,234
                                                                                          ----------

LIABILITIES
----------------------------------------------------------------------------------------------------
Payable to Calvert Asset Management Company, Inc.. . . . . . . . . . . . . . . . . .           2,909
Payable to Calvert Shareholder Services, Inc.. . . . . . . . . . . . . . . . . . . .             161
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . .           1,280
                                                                                          ----------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,350
                                                                                          ----------
     Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $6,241,884
                                                                                          ----------
                                                                                          ----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Par value and paid-in capital applicable to 6,246,045 shares of common
  stock outstanding; $1 par value, 10,000,000 shares authorized. . . . . . . . . . .      $6,241,469
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .             415
                                                                                          ----------

     NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $6,241,884
                                                                                          ----------
                                                                                          ----------

     NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . .      $     1.00
                                                                                          ----------
                                                                                          ----------




SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                     CRI MONEY MARKET PORTFOLIO - 5

                                    MONEY MARKET PORTFOLIO
                                    STATEMENT OF OPERATIONS
                                 YEAR ENDED DECEMBER 31, 1997

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  344,499
                                                                                          ----------
     Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .         344,499
                                                                                          ----------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30,309
  Transfer agency fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .           1,446
  Directors fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . .             638
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,389
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,948
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             875
  Miscellaneous  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             410
                                                                                          ----------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          42,015
     Fees paid indirectly. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,389)
                                                                                          ----------
       Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          35,626
                                                                                          ----------

          NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . .         308,873
                                                                                          ----------

          INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .      $  308,873
                                                                                          ----------
                                                                                          ----------




SEE NOTES TO FINANCIAL STATEMENTS.


6 - CRI MONEY MARKET PORTFOLIO                                     ANNUAL REPORT

                                    MONEY MARKET PORTFOLIO
                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                              1997           1996
----------------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .    $   308,873    $   234,641
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .             --            205
                                                                          -----------    -----------

     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .        308,873        234,846
                                                                          -----------    -----------

Distributions to shareholders from
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .       (308,800)      (235,033)
                                                                          -----------    -----------

Capital share transactions
  Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,330,449     13,882,018
  Reinvestment of distributions. . . . . . . . . . . . . . . . . . . .        308,800        235,032
  Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .    (13,775,667)   (14,867,168)
                                                                          -----------    -----------
     Total capital share transactions. . . . . . . . . . . . . . . . .      1,863,582       (750,118)
                                                                          -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .      1,863,655       (750,305)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .      4,378,229      5,128,534
                                                                          -----------    -----------
End of year (including undistributed net investment
  income of $415 and $7, respectively) . . . . . . . . . . . . . . . .    $ 6,241,884    $ 4,378,229
                                                                          -----------    -----------
                                                                          -----------    -----------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,330,449     13,882,018
Reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .        308,800        235,032
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .    (13,775,667)   (14,867,168)
                                                                          -----------    -----------
  Total capital share activity . . . . . . . . . . . . . . . . . . . .      1,863,582       (750,118)
                                                                          -----------    -----------
                                                                          -----------    -----------




SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                     CRI MONEY MARKET PORTFOLIO - 7

                       NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Money Market Portfolio (the "Portfolio"), a series of Acacia Capital Corporation's Calvert Responsibly Invested (CRI) Portfolios, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

SECURITY VALUATION: All securities are valued at amortized cost, which approximates market.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolios cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .50% of the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

8 - CRI MONEY MARKET PORTFOLIO                                     ANNUAL REPORT

Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.

NOTE E -- SUBSEQUENT EVENT

Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Money Market Portfolio was renamed Calvert Social Money Market Portfolio.


ANNUAL REPORT                                     CRI MONEY MARKET PORTFOLIO - 9

                                MONEY MARKET PORTFOLIO
                                 FINANCIAL HIGHLIGHTS

                                                                          YEARS ENDED
                                                           -----------------------------------------
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              1997            1996           1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . .          $ 1.00         $ 1.00         $ 1.00
                                                                ------         ------         ------
                                                                ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . .            .051           .048           .055
  Net realized gain (loss) . . . . . . . . . . . . . .              --             --             --
                                                                ------         ------         ------
     Total from investment operations. . . . . . . . .            .051           .048           .055
                                                                ------         ------         ------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . .           (.051)         (.048)         (.055)
                                                                ------         ------         ------
Total increase (decrease) in net asset value . . . . .              --             --             --
                                                                ------         ------         ------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . .          $ 1.00         $ 1.00         $ 1.00
                                                                ------         ------         ------
                                                                ------         ------         ------

Total return . . . . . . . . . . . . . . . . . . . . .           5.20%          4.95%          5.37%
                                                                ------         ------         ------
                                                                ------         ------         ------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . .           5.10%          4.82%          5.23%
                                                                ------         ------         ------
                                                                ------         ------         ------
  Total expenses+  . . . . . . . . . . . . . . . . . .            .69%           .75%           .66%
                                                                ------         ------         ------
                                                                ------         ------         ------
  Net expenses . . . . . . . . . . . . . . . . . . . .            .59%           .62%           .59%
                                                                ------         ------         ------
                                                                ------         ------         ------
  Expenses reimbursed. . . . . . . . . . . . . . . . .              --             --             --
                                                                ------         ------         ------
                                                                ------         ------         ------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . .          $6,242         $4,378         $5,129
                                                                ------         ------         ------
                                                                ------         ------         ------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . .           6,246          4,382          5,133
                                                                ------         ------         ------
                                                                ------         ------         ------


                                                                                   YEARS ENDED
                                                                          --------------------------
                                                                          DECEMBER 31,   DECEMBER 31,
                                                                              1994           1993
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $ 1.00         $ 1.00
                                                                               ------         ------
                                                                               ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           .039           .031
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .             --             --
                                                                               ------         ------
     Total from investment operations. . . . . . . . . . . . . . . . .           .039           .031
                                                                               ------         ------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          (.039)         (.031)
                                                                               ------         ------
Total increase (decrease) in net asset value . . . . . . . . . . . . .             --             --
                                                                               ------         ------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $ 1.00         $ 1.00
                                                                               ------         ------
                                                                               ------         ------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3.96%          3.09%
                                                                               ------         ------
                                                                               ------         ------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          3.91%          3.07%
                                                                               ------         ------
                                                                               ------         ------
  Total expenses+  . . . . . . . . . . . . . . . . . . . . . . . . . .             NA             NA
                                                                               ------         ------
                                                                               ------         ------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .45%
                                                                               ------         ------
                                                                               ------         ------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . .           .36%           .11%
                                                                               ------         ------
                                                                               ------         ------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .         $6,479         $4,032
                                                                               ------         ------
                                                                               ------         ------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .          6,484          4,032
                                                                               ------         ------
                                                                               ------         ------



+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
NA   DISCLOSURE NOT APPLICABLE TO PRIOR PERIODS.

10 - CRI MONEY MARKET PORTFOLIO                                    ANNUAL REPORT

                          CALVERT RESPONSIBLY INVESTED
                           STRATEGIC GROWTH PORTFOLIO
                          MANAGED BY AWAD & ASSOCIATES

Dear Investor:

Before we begin our discussion of the economy and markets, we want to call your attention to four proposals that were approved at a shareholder meeting held on December 2, 1997. One important result was changing the Portfolio's investment strategy to focus on opportunities in the small-cap sector. Voting results follow the Portfolio's Financial Highlights.

Also, on January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Strategic Growth Portfolio was renamed Calvert Social Small Cap Portfolio.

REVIEW

Awad & Associates took over as investment manager of the Strategic Growth Portfolio on October 1, 1997. They took the reins during what proved to be a very difficult period for small-cap stocks, as the Asian crisis heated up and sparked volatility in the domestic markets. Small-cap stocks were the hardest hit, as investors sought liquidity in large-cap stocks. Additionally, they inherited a very volatile portfolio of stocks from the Portfolio's former manager. Consequently, the Portfolio's fourth quarter return was -5.74%, compared to -3.35% for the Russell 2000 Index.*

STRATEGY

We took steps during the quarter to change the Portfolio's composition to reflect our style of management which emphasizes growth stocks bought at reasonable prices. The reallocation process resulted in periods of high cash balances which provided some downside protection during the tumultuous fourth quarter. In the near future, we expect to be and remain fully invested in small-cap equity securities.

STRATEGIC GROWTH PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN

                           (YEAR ENDED 12/31/97)
One year                   -9.86%
Since inception            10.61%


COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT.

Bar chart here showing comparison from 3/31/95 to 12/97
CRI Strategic Growth Portfolio         $13,267
Russell 2000 Index TR                  $17,502

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM 3/31/95. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW SUBADVISOR ASSUMED MANAGEMENT OF THE PORTFOLIO EFFECTIVE OCTOBER 1997.


In addition to providing opportunities for capital appreciation, we believe we have a responsibility to protect the value of your investment. For this reason, we spend a great deal of time researching companies prior to their inclusion in the Portfolio. This level of involvement and the lines of communication we form with management is designed to


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 11
reduce the likelihood of unpleasant surprises. Additionally, once the Portfolio is fully invested, we expect to hold between 70 to 100 positions.
Diversification reduces the impact any single position has on the Portfolio's overall performance.

We focus our research efforts on companies that have dominant market positions, good balance sheets, excess cash flows and high insider stock ownership, yet are selling at low price/earnings ratios and below strategic acquisition values.

OUTLOOK

Looking ahead, we believe the stars are aligned for a reasonably good year for the stock market. We note especially that...

     - Domestic economic growth remains sound and balanced and should allow highly productive corporations to deliver profits' growth in the 7% to 10% range.

     - Continued low inflation and disappearing federal budget deficits should lead to a continued decline in long-term interest rates, which, in turn, implies a further increase in valuation levels for equities.

     - Baby boomers saving for retirement will likely keep funds flowing into equities. At the same time, corporations' strategic acquisitions should lead to a reduced supply of common stock and an extension of the past year's favorable supply/demand balance.

     - A strong US currency should continue to drive foreign investors into dollar-denominated assets.

In terms of risk, the issue for the overall stock market remains Southeast Asia. Reduced economic activity in that area will somewhat dampen US corporate profits, and the emergency funds being provided to that region will diminish worldwide liquidity. The Strategic Growth Portfolio is less exposed to developments in Southeast Asia than the market as a whole, since the companies represented in the Portfolio do business primarily in the US. However, the Portfolio could be impacted as liquidity concerns cause investors to favor large-cap stocks over small-caps. As investors become comfortable that the steps being taken to mitigate the crisis are working, we believe they will re-focus on small-caps.

The Portfolio is also well positioned because small-cap companies in general are trading at better prices relative to the 100 or so large-cap stocks that dominate the Standard & Poor's 500 Stock Index and typically retain earnings; therefore, they stand to benefit more from the reduction in the capital gains tax rate than companies that pay dividends. Small-cap companies are also susceptible to takeovers and acquisitions which can boost share prices. Thus our outlook for the market in general and the small-cap entrepreneurial sector in particular is favorable. We look forward to serving your investment needs.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO
January 21, 1998


12 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Acacia Capital Corporation and Shareholders of Calvert Responsibly Invested Strategic Growth Portfolio:

We have audited the accompanying statement of assets and liabilities of Calvert Responsibly Invested Strategic Growth Portfolio (one of the portfolios comprising Acacia Capital Corporation), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and the period from March 1, 1995 (commencement of operations) through December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Responsibly Invested Strategic Growth Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998

ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 13

                           STRATEGIC GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 1997


EQUITY SECURITIES - 91.5%                                                    SHARES          VALUE
----------------------------------------------------------------------------------------------------

AUTO / TRUCK - 1.9%
Miller Industries, Inc. *. . . . . . . . . . . . . . . . . . . . . . .          7,500        $80,625
                                                                                          ----------
                                                                                              80,625
                                                                                          ----------

COMPUTER SERVICES - 5.2%
Information Resources, Inc. *. . . . . . . . . . . . . . . . . . . . .          8,500        113,688
Scansource, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000        100,000
                                                                                          ----------
                                                                                             213,688
                                                                                          ----------

COMPUTER TECHNOLOGY - 2.4%
Transact Technologies, Inc. *. . . . . . . . . . . . . . . . . . . . .          9,000        100,125
                                                                                          ----------
                                                                                             100,125
                                                                                          ----------

CONSULTING SERVICES - 4.4%
Comdisco, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,500        183,906
                                                                                          ----------
                                                                                             183,906
                                                                                          ----------

DATA PROCESSING - 3.8%
National Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .          4,300        155,338
                                                                                          ----------
                                                                                             155,338
                                                                                          ----------

DRUGS AND PHARMACEUTICALS - 5.6%
Sano Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000        198,750
Dynamic Healthcare Technologies *. . . . . . . . . . . . . . . . . . .         11,000         33,688
                                                                                          ----------
                                                                                             232,438
                                                                                          ----------

ELECTRICAL EQUIPMENT AND COMPONENTS - 1.4%
WPI Group, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . . .          8,000         59,000
                                                                                          ----------
                                                                                              59,000
                                                                                          ----------

ENTERTAINMENT - 2.7%
Ascent Entertainment Group, Inc. * . . . . . . . . . . . . . . . . . .          5,000         51,875
Cinar Films, Inc., Class B * . . . . . . . . . . . . . . . . . . . . .          1,500         58,312
                                                                                          ----------
                                                                                             110,187
                                                                                          ----------

HEALTH CARE - MANAGEMENT SERVICES - 3.8%
Health Management Systems, Inc. *. . . . . . . . . . . . . . . . . . .         13,000         77,188
American Retirement Corp. *. . . . . . . . . . . . . . . . . . . . . .          4,000         80,000
                                                                                          ----------
                                                                                             157,188
                                                                                          ----------

HOUSEHOLD FURNISHING - 6.6%
Furniture Brands International, Inc. * . . . . . . . . . . . . . . . .          4,000         82,000
Heilig Meyers Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000        120,000
Falcon Products, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .          5,000         70,938
                                                                                          ----------
                                                                                             272,938
                                                                                          ----------


14 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

EQUITY SECURITIES (CONT'D)                                                   SHARES          VALUE
----------------------------------------------------------------------------------------------------

LEISURE - 2.2%
K2, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000        $91,000
                                                                                          ----------
                                                                                              91,000
                                                                                          ----------

MACHINERY - 0.3%
JLG Industries, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          1,000         14,125
                                                                                          ----------
                                                                                              14,125
                                                                                          ----------

MEDICAL PRODUCTS - 1.9%
ATS Medical, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . .         15,000         77,812
                                                                                          ----------
                                                                                              77,812
                                                                                          ----------

OIL AND GAS - 1.7%
Comstock Resources, Inc. * . . . . . . . . . . . . . . . . . . . . . .          6,000         71,625
                                                                                          ----------
                                                                                              71,625
                                                                                          ----------

PHOTOGRAPHY - 2.4%
Polaroid Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000         97,375
                                                                                          ----------
                                                                                              97,375
                                                                                          ----------

PRODUCTION TECHNOLOGY EQUIPMENT - 3.8%
Fluke Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,000        156,375
                                                                                          ----------
                                                                                             156,375
                                                                                          ----------

PUBLISHING - 4.6%
Wiley (John) & Sons, Inc., Class A . . . . . . . . . . . . . . . . . .          3,550        192,587
                                                                                          ----------
                                                                                             192,587
                                                                                          ----------

RAILROADS - 2.0%
Genesee & Wyoming, Inc., Class A * . . . . . . . . . . . . . . . . . .          3,500         81,812
                                                                                          ----------
                                                                                              81,812
                                                                                          ----------

REAL ESTATE INVESTMENT TRUSTS - 10.9%
Excel Realty Trust, Inc. . . . . . . . . . . . . . . . . . . . . . . .          2,000         63,000
Innkeepers USA Trust . . . . . . . . . . . . . . . . . . . . . . . . .          5,000         77,500
LTC Properties, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .          4,000         83,000
Meridan Industrial Trust, Inc. . . . . . . . . . . . . . . . . . . . .          6,000        153,000
Mid Atlantic Realty Trust. . . . . . . . . . . . . . . . . . . . . . .          5,000         73,438
                                                                                          ----------
                                                                                             449,938
                                                                                          ----------

RETAIL - 6.4%
Syms Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000        178,125
U.S. Vision, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . .         10,000         88,750
                                                                                          ----------
                                                                                             266,875
                                                                                          ----------

RETIREMENT / AGED CARE - 3.7%
Sun Healthcare Group, Inc. * . . . . . . . . . . . . . . . . . . . . .          8,000        155,000
                                                                                          ----------
                                                                                             155,000
                                                                                          ----------

RUBBER - 3.2%
Cooper Tire & Rubber Co. . . . . . . . . . . . . . . . . . . . . . . .          5,500        134,062
                                                                                          ----------
                                                                                             134,062
                                                                                          ----------


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 15

EQUITY SECURITIES (CONT'D)                                                   SHARES          VALUE
----------------------------------------------------------------------------------------------------

SERVICE ORGANIZATIONS - 7.8%
Startek, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,850       $100,669
Iteq, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,500        120,750
New Horizons Worldwide, Inc. * . . . . . . . . . . . . . . . . . . . .          7,000        100,625
                                                                                          ----------
                                                                                             322,044
                                                                                          ----------

TELECOMMUNICATIONS - 1.8%
Network Long Distance, Inc. *. . . . . . . . . . . . . . . . . . . . .          9,000         76,500
Sourcecom Corp., Series B, Preferred *+  . . . . . . . . . . . . . . .          1,500              0
                                                                                          ----------
                                                                                              76,500
                                                                                          ----------

UTILITIES - 1.0%
Nextlink Communications, Inc., Class A * . . . . . . . . . . . . . . .          2,000         42,625
                                                                                          ----------
                                                                                              42,625
                                                                                          ----------

Total Equity Securities (Cost $3,891,107). . . . . . . . . . . . . . .                     3,795,188
                                                                                          ----------


     TOTAL INVESTMENTS (Cost $3,891,107) - 91.5% . . . . . . . . . . .                     3,795,188
     Other assets and liabilities, net - 8.5%. . . . . . . . . . . . .                       351,231
                                                                                          ----------
     NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . .                    $4,146,419
                                                                                          ----------
                                                                                          ----------



+ RESTRICTED SECURITIES.
* NON-INCOME PRODUCING.


SEE NOTES TO FINANCIAL STATEMENTS.


16 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

                           STRATEGIC GROWTH PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997



ASSETS
----------------------------------------------------------------------------------------------------
Investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . .      $3,795,188
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         350,954
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,084
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              87
                                                                                          ----------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,151,313
                                                                                          ----------

LIABILITIES
----------------------------------------------------------------------------------------------------
Payable to Calvert Asset Management Company, Inc.. . . . . . . . . . . . . . . . . .           3,514
Payable to Calvert Administrative Services Company . . . . . . . . . . . . . . . . .             346
Payable to Calvert Shareholder Services, Inc.. . . . . . . . . . . . . . . . . . . .             104
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . .             930
                                                                                          ----------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,894
                                                                                          ----------
    Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $4,146,419
                                                                                          ----------
                                                                                          ----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Par value and paid-in capital applicable to 345,026 shares of common
 stock outstanding; $1 par value, 5,000,000 shares authorized. . . . . . . . . . . .      $4,197,859
Accumulated net realized gain (loss) on investments. . . . . . . . . . . . . . . . .          44,479
Net unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . .         (95,919)
                                                                                          ----------
    NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $4,146,419
                                                                                          ----------
                                                                                          ----------
    NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . . . . .          $12.02
                                                                                          ----------
                                                                                          ----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 17

                           STRATEGIC GROWTH PORTFOLIO
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $4,167
  Dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,364
                                                                                          ----------
    Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,531
                                                                                          ----------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          48,611
  Transfer agent fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . .             815
  Directors' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .             358
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,554
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,637
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,288
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             497
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             750
  Reimbursement from Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (6,208)
                                                                                          ----------
    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          66,302
    Fees paid indirectly . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,637)
                                                                                          ----------
      Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          55,665
                                                                                          ----------

        NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . . . . . . . . . . . . . .         (41,134)
                                                                                          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         464,860
Change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . .        (689,272)
                                                                                          ----------

        NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (224,412)
                                                                                          ----------

        INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .       ($265,546)
                                                                                          ----------
                                                                                          ----------



SEE NOTES TO FINANCIAL STATEMENTS.


18 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

                           STRATEGIC GROWTH PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                           YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                             1997           1996
----------------------------------------------------------------------------------------------------

Operations
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . .       $(41,134)      $(30,374)
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .        464,860         43,628
  Change in unrealized appreciation or depreciation. . . . . . . . . .       (689,272)       486,428
                                                                           ----------     ----------

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . .       (265,546)       499,682
                                                                           ----------     ----------

Distributions to shareholders from
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             --           (533)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .       (372,337)        (9,000)
                                                                           ----------     ----------
    Total distributions. . . . . . . . . . . . . . . . . . . . . . . .       (372,337)        (9,533)
                                                                           ----------     ----------

Capital share transactions
  Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,108,435      1,765,749
  Reinvestment of distributions. . . . . . . . . . . . . . . . . . . .        372,337          9,532
  Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .       (727,112)      (444,228)
                                                                           ----------     ----------
    Total capital share transactions . . . . . . . . . . . . . . . . .      1,753,660      1,331,053
                                                                           ----------     ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .      1,115,777      1,821,202


NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .      3,030,642      1,209,440
                                                                           ----------     ----------
End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $4,146,419     $3,030,642
                                                                           ----------     ----------
                                                                           ----------     ----------


CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        165,387        128,377
Reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .         31,002            651
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .        (58,203)       (32,774)
                                                                           ----------     ----------
  Total capital share activity . . . . . . . . . . . . . . . . . . . .        138,186         96,254
                                                                           ----------     ----------
                                                                           ----------     ----------



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 19

                          NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Strategic Growth Portfolio (the "Portfolio"), a series of Acacia Capital Corporation's Calvert Responsibly Invested (CRI) Portfolios, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The shares of the Portfolio, which were first offered on March 1, 1995, are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sales price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Dividends declared on securities sold short are reported as an expense.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Portfolio hereby designates $100,026 as capital gain dividends paid during the taxable year ended December 31, 1997.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life


20 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor received a monthly fee based on an annual rate of 1.5% of the Portfolio's average daily net assets. Effective December 1, 1997, the monthly fee is based on an annual rate of .90%. Effective April, 1996, the Portfolio began paying a monthly performance fee of plus or minus up to .15%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Russell 2000 Index. The performance fee was terminated December 1997.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly. For the period January through November 1997, the fee was based on .20% of the Portfolio's annual average net assets. Effective December 1997, the annual fee was changed to .10%. The Advisor voluntarily reimbursed the Portfolio $6,208 for administrative service fees.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the year, purchases and sales of investments, other than short-term securities, were $9,746,434 and $8,412,044, respectively.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated $95,919, of which $205,611 related to appreciated securities and $301,530 related to depreciated securities.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.

NOTE E -- SUBSEQUENT EVENT

Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Strategic Growth Portfolio was renamed Calvert Social Small Cap Portfolio.


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 21

                           STRATEGIC GROWTH PORTFOLIO
                              FINANCIAL HIGHLIGHTS


                                                                                       PERIODS ENDED
                                                                         ------------------------------------------
                                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                             1997           1996           1995*
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $14.65         $10.94         $10.00
                                                                               ------         ------         ------
                                                                               ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           (.12)          (.15)           .25
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .          (1.32)          3.90            .93
                                                                               ------         ------         ------
    Total from investment operations . . . . . . . . . . . . . . . . .          (1.44)          3.75           1.18
                                                                               ------         ------         ------

DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .             --             --           (.24)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .          (1.19)          (.04)            --
                                                                               ------         ------         ------
    Total distributions. . . . . . . . . . . . . . . . . . . . . . . .          (1.19)          (.04)          (.24)
                                                                               ------         ------         ------
Total increase (decrease) in net asset value . . . . . . . . . . . . .          (2.63)          3.71            .94
                                                                               ------         ------         ------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $12.02         $14.65         $10.94
                                                                               ------         ------         ------
                                                                               ------         ------         ------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (9.86%)        34.33%          9.65%
                                                                               ------         ------         ------
                                                                               ------         ------         ------

RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          (1.19%)        (1.60%)          .43%(a)
                                                                               ------         ------         ------
                                                                               ------         ------         ------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .           1.92%          2.27%          2.17%(a)
                                                                               ------         ------         ------
                                                                               ------         ------         ------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1.61%          1.81%          1.64%(a)
                                                                               ------         ------         ------
                                                                               ------         ------         ------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . .            .18%           .20%           .20%(a)
                                                                               ------         ------         ------
                                                                               ------         ------         ------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .            292%           120%           223%
                                                                               ------         ------         ------
                                                                               ------         ------         ------
Average commission rate paid . . . . . . . . . . . . . . . . . . . . .         $.0502         $.0499             NA
                                                                               ------         ------         ------
                                                                               ------         ------         ------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .         $4,146         $3,031         $1,209
                                                                               ------         ------         ------
                                                                               ------         ------         ------
Number of shares outstanding,
 ending (in thousands) . . . . . . . . . . . . . . . . . . . . . . . .            345            207            111
                                                                               ------         ------         ------
                                                                               ------         ------         ------


(a)  ANNUALIZED
+ THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
*    FROM MARCH 1, 1995 INCEPTION.
NA   DISCLOSURE NOT APPLICABLE TO PRIOR PERIODS.


22 - CRI STRATEGIC GROWTH PORTFOLIO                                ANNUAL REPORT

                           STRATEGIC GROWTH PORTFOLIO
                                 VOTING RESULTS

Below are the voting results approved at the shareholder meeting on December 2, 1997.

1. To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company, Inc., identical to the existing agreement in all material respects, except that it: a) reflects a new fee structure and b) does not provide for a performance fee.

     For 93% (94,477.55)      Against 2% (2,609.91)     Abstain 4% (4,191.03)

2. To approve a new investment subadvisory agreement with the investment subadvisor, Awad and Associates, identical to the existing agreement in all material respects, except that it: a) reflects a new fee structure and b) does not provide for a performance fee:

     For 93% (94,477.56)      Against 1% (1,660.95)    Abstain 2% (2,426.74)

3. To approve new investment objective, policies and restrictions for the Portfolio.

     For 87% (88,924.13)      Against 7% (7,465.44)    Abstain 4% (4,709.34)

4. To approve Acacia Capital Corporation and Calvert Asset Management Company, Inc. entering into and materially amending the investment subadvisory agreement in the future without shareholder approval.

     For 66% (67,738.83)      Against 26% (26,989.70)  Abstain 6% (6,379.85)


ANNUAL REPORT                                CRI STRATEGIC GROWTH PORTFOLIO - 23

                            CALVERT RESPONSIBLY INVESTED
                           CAPITAL ACCUMULATION PORTFOLIO
                     MANAGED BY BROWN CAPITAL MANAGEMENT, INC.


Dear Investor:

Before we begin our discussion of the economy and markets, we want to let investors know that on January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Capital Accumulation Portfolio was renamed Calvert Social Mid Cap Portfolio.

REVIEW

The investment climate for stocks during the 12-month period ended December 31, 1997 was generally strong, as evidenced by modest inflation, stable to declining interest rates and sustained growth in corporate profits. This was a favorable backdrop for stocks and the market posted an unprecedented third consecutive year of upwards of 20% gains, as measured by the Standard & Poor's 500(S&P 500) Stock Index.


Performance in the first half was driven by large-capitalization companies. (Market capitalization = share price 5 number of shares outstanding.) The S&P 500 Stock Index, an index comprised mainly of large-caps, outperformed the S&P Midcap 400 Index by 761 basis points. (A basis point is .01%.) In the third quarter, small and mid-sized companies rebounded and the S&P Midcap 400 Index outperformed the S&P 500 by 860 basis points. Then in the final quarter, as the Asian financial crisis unfolded, investors sought safety in large, well established companies, allowing the S&P 500 to soar ahead of small- and mid-cap performance measures. For the year, the S&P 500 outperformed the S&P Midcap 400 Index by 112 basis points.


CAPITAL ACCUMULATION PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN

                              (YEAR ENDED 12/31/97)
One year                      23.53%
Five year                     12.41%
Since inception (7/16/91)     12.92%

COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT.

Bar Chart here showing comparison from 7/31/91 to 12/97
CRI Capital Accumulation Portfolio    $22,009
S&P Midcap 400 Index TR               $29,444

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM 7/31/91. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW SUBADVISORS ASSUMED MANAGEMENT OF THE PORTFOLIO EFFECTIVE DECEMBER 1994.


STRATEGY

For a number of reasons, this was a challenging year for bottom-up stock pickers with a growth orientation. First, the market's best performers were from a narrow universe of primarily large companies. Second, the market was quick and severe in punishing companies for any unfavorable news. We came to think of this phenomenon as a "bomb

24 - CRI CAPITAL ACCUMULATION PORTFOLIO                            ANNUAL REPORT
going off."

With respect to the first item, the Portfolio did not share in the returns generated by some of last year's stellar performers -- like Coca-Cola, Gillette and Procter & Gamble -- because these stocks are too expensive based on our valuation criteria. With respect to the second item, we were fortunate to escape a number of "bombs" for the first nine months of the year, but experienced three critical setbacks in the final three months that were almost entirely responsible for the Portfolio's weak fourth quarter showing. These three stocks were down the following amounts from the date of a specific news announcement to year-end: Green Tree Financial, down 35%; Oracle, down 31%; Fastenal, down 24%. Our job, of course, is to determine whether anything has changed fundamentally with these or any other Portfolio holdings and make necessary adjustments to our exposure. We are hard at work making this assessment and evaluating new opportunities.

While strongly positive, the Portfolio's 23.53% annual return lagged the 32.25% return for the Midcap 400 Stock Index.*

OUTLOOK

Asia's financial crisis and its implications are serious but, in our opinion, not fatal. It is highly likely this will cause US GDP (a measure of the economy's output) to be lower by an estimated .5% to 1%. The good news is that our economic forecast calls for continued modest domestic real GDP growth accompanied by a benign level of inflation (not deflation, in our opinion) and low interest rates. The Portfolio also stands to benefit as investors broaden their focus beyond large-cap stocks. We have a great deal of confidence in this portfolio of attractively priced companies with superior characteristics relative to the S&P Midcap 400 Index. Over time, this has been a winning combination that translates into superior performance. Thank you for your investment in the Capital Accumulation Portfolio.


Sincerely,


/s/ Barbara J. Krumsiek


Barbara J. Krumsiek
President and CEO

January 21, 1998


ANNUAL REPORT                            CRI CAPITAL ACCUMULATION PORTFOLIO - 25

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Acacia Capital Corporation and Shareholders of Calvert Responsibly Invested Capital Accumulation Portfolio:

We have audited the accompanying statement of assets and liabilities of Calvert Responsibly Invested Capital Accumulation Portfolio (one of the portfolios comprising the Acacia Capital Corporation), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Responsibly Invested Capital Accumulation Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998


26 - CRI CAPITAL ACCUMULATION PORTFOLIO                            ANNUAL REPORT

                            CAPITAL ACCUMULATION PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997


EQUITY SECURITIES - 98.7%                                                      SHARES       VALUE
-----------------------------------------------------------------------------------------------------
BANKS - MONEY CENTER - 3.7%
Chase Manhattan Corp.. . . . . . . . . . . . . . . . . . . . . . . . .          8,752       $958,344
                                                                                         -----------
                                                                                             958,344
                                                                                         -----------

BIOTECHNOLOGY - 2.4%
Amgen, Inc.  * . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,400        617,025
                                                                                         -----------
                                                                                             617,025
                                                                                         -----------

COMMUNICATION EQUIPMENT - 0.9%
ADC Telecommunications, Inc. * . . . . . . . . . . . . . . . . . . . .          5,800        243,985
                                                                                         -----------
                                                                                             243,985
                                                                                         -----------

COMPUTER - HARDWARE - 1.9%
Hewlett Packard Co.. . . . . . . . . . . . . . . . . . . . . . . . . .          7,900        493,750
                                                                                         -----------
                                                                                             493,750
                                                                                         -----------

COMPUTER - NETWORKING - 3.0%
Cisco Systems, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . .         13,875        773,531
                                                                                         -----------
                                                                                             773,531
                                                                                         -----------

COMPUTER - PERIPHERALS - 2.1%
EMC Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,478        561,865
                                                                                         -----------
                                                                                             561,865
                                                                                         -----------

COMPUTER - SOFTWARE AND SERVICES - 14.8%
BMC Software, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . .          8,800        577,500
Choicepoint, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . .          1,250         59,688
Microsoft Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . .          4,700        607,475
Networks Associates, Inc. *. . . . . . . . . . . . . . . . . . . . . .         13,209        698,426
Oracle Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,005        424,049
Sterling Commerce, Inc. *. . . . . . . . . . . . . . . . . . . . . . .         23,800        914,812
Sterling Software, Inc. *. . . . . . . . . . . . . . . . . . . . . . .         14,400        590,400
                                                                                         -----------
                                                                                           3,872,350
                                                                                         -----------

CONSUMER FINANCE - 2.1%
Green Tree Financial Corp. . . . . . . . . . . . . . . . . . . . . . .         20,550        538,153
                                                                                         -----------
                                                                                             538,153
                                                                                         -----------

DISTRIBUTORS - FOOD AND HEALTH - 3.8%
Cardinal Health, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .         13,200        991,650
                                                                                         -----------
                                                                                             991,650
                                                                                         -----------

ELECTRICAL EQUIPMENT - 7.4%
Belden, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17,900        630,975
Solectron Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . .         16,900        702,406
Vishay Intertechnology, Inc. * . . . . . . . . . . . . . . . . . . . .         25,290        597,476
                                                                                         -----------
                                                                                           1,930,857
                                                                                         -----------


ANNUAL REPORT                            CRI CAPITAL ACCUMULATION PORTFOLIO - 27


EQUITY SECURITIES (CONT'D)                                                     SHARES       VALUE
-----------------------------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS - 3.1%
Altera Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,700       $354,438
Intel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,400        449,600
                                                                                         -----------
                                                                                             804,038
                                                                                         -----------

HEALTH CARE - DIVERSIFIED - 2.2%
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . . . . . . .          8,700        573,112
                                                                                         -----------
                                                                                             573,112
                                                                                         -----------

HEALTH CARE - DRUG SYSTEMS - 3.1%
Scherer (R.P.) Corp. * . . . . . . . . . . . . . . . . . . . . . . . .         13,100        799,100
                                                                                         -----------
                                                                                             799,100
                                                                                         -----------

HEALTH CARE - HOSPITAL MANAGEMENT - 1.5%
Health Management Associates, Inc., Class A *. . . . . . . . . . . . .         15,100        381,275
                                                                                         -----------
                                                                                             381,275
                                                                                         -----------

HEALTH CARE - LONG TERM CARE - 2.5%
Health Care & Retirement Corp. * . . . . . . . . . . . . . . . . . . .         16,150        650,038
                                                                                         -----------
                                                                                             650,038
                                                                                         -----------

HEALTH CARE - MANAGED CARE - 2.0%
United Healthcare Corp.. . . . . . . . . . . . . . . . . . . . . . . .         10,600        526,688
                                                                                         -----------
                                                                                              526,68
                                                                                         -----------

HEALTH CARE - SPECIAL SERVICES - 2.3%
ALZA Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,200        610,800
                                                                                         -----------
                                                                                             610,800
                                                                                         -----------

HOME BUILDING - 2.5%
Rouse Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,800        648,450
                                                                                         -----------
                                                                                             648,450
                                                                                         -----------

HOUSEWARES - 3.4%
Newell Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,900        888,250
                                                                                         -----------
                                                                                             888,250
                                                                                         -----------

INSURANCE - LIFE AND HEALTH - 1.6%
AFLAC, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,250        421,781
                                                                                         -----------
                                                                                             421,781
                                                                                         -----------

INVESTMENT MANAGEMENT - 3.1%
T. Rowe Price Associates, Inc. . . . . . . . . . . . . . . . . . . . .         13,100        823,662
                                                                                         -----------
                                                                                             823,662
                                                                                         -----------

LEISURE - 2.0%
Carnival Corp., Class A. . . . . . . . . . . . . . . . . . . . . . . .          9,600        531,600
                                                                                         -----------
                                                                                             531,600
                                                                                         -----------

MANUFACTURING - DIVERSIFIED - 2.4%
Illinois Tool Works, Inc.. . . . . . . . . . . . . . . . . . . . . . .         10,400        625,300
                                                                                         -----------
                                                                                             625,300
                                                                                         -----------

NATURAL GAS - 3.5%
MCN Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .         22,800        920,550
                                                                                         -----------
                                                                                             920,550
                                                                                         -----------


28 - CRI CAPITAL ACCUMULATION PORTFOLIO                            ANNUAL REPORT


EQUITY SECURITIES (CONT'D)                                                     SHARES       VALUE
-----------------------------------------------------------------------------------------------------
RESTAURANTS - 1.3%
Cheesecake Factory, Inc. * . . . . . . . . . . . . . . . . . . . . . .         11,200       $341,600
                                                                                         -----------
                                                                                             341,600
                                                                                         -----------

RETAIL - BUILDING SUPPLIES - 4.9%
Fastenal Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,800        489,600
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,250        780,094
                                                                                         -----------
                                                                                           1,269,694
                                                                                         -----------

RETAIL - DEPARTMENT STORES - 1.5%
Kohls Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,700        388,313
                                                                                         -----------
                                                                                             388,313
                                                                                         -----------

RETAIL - DISCOUNTERS - 2.2%
Dollar General Corp. . . . . . . . . . . . . . . . . . . . . . . . . .         16,001        580,036
                                                                                         -----------
                                                                                             580,036
                                                                                         -----------

RETAIL - SPECIALTY - 5.0%
Autozone, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,800        748,200
Caseys General Stores, Inc.. . . . . . . . . . . . . . . . . . . . . .         22,100        560,788
                                                                                         -----------
                                                                                           1,308,988
                                                                                         -----------

SERVICES - ADVERTISING AND MARKETING - 1.7%
Acxiom Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,400        431,200
                                                                                         -----------
                                                                                             431,200
                                                                                         -----------

SERVICES - DATA PROCESSING - 4.8%
Equifax, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         16,600        588,262
Paychex, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,300        673,312
                                                                                         -----------
                                                                                           1,261,574
                                                                                         -----------

Total Equity Securities (Cost $21,149,904) . . . . . . . . . . . . . .                    25,767,559
                                                                                         -----------

     TOTAL INVESTMENTS (Cost $21,149,904) - 98.7%. . . . . . . . . . .                    25,767,559
     Other assets and liabilities, net - 1.3%. . . . . . . . . . . . .                       348,951
                                                                                         -----------
     NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . .                   $26,116,510
                                                                                         -----------
                                                                                         -----------



*  NON-INCOME PRODUCING.

SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                            CRI CAPITAL ACCUMULATION PORTFOLIO - 29

                         CAPITAL ACCUMULATION PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997


ASSETS
-----------------------------------------------------------------------------------------------------
Investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . .     $25,767,559
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,189,920
Interest and dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . .           5,806
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             533
                                                                                         -----------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      26,963,818
                                                                                         -----------

LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . .         823,730
Payable to Calvert Asset Management Company, Inc.. . . . . . . . . . . . . . . . . .          17,488
Payable to Calvert Administrative Services Company . . . . . . . . . . . . . . . . .           2,123
Payable to Calvert Shareholder Services, Inc.. . . . . . . . . . . . . . . . . . . .             637
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . .           3,330
                                                                                         -----------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         847,308
                                                                                         -----------
     Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $26,116,510
                                                                                         -----------
                                                                                         -----------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------
Par value and paid-in capital applicable to 980,884 shares of common
  stock outstanding; $1 par value, 5,000,000 shares authorized . . . . . . . . . . .     $21,211,773
Accumulated net realized gains (losses) on investments . . . . . . . . . . . . . . .         287,082
Net unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . .       4,617,655
                                                                                         -----------

     NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $26,116,510
                                                                                         -----------
                                                                                         -----------

     NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . .          $26.63
                                                                                         -----------
                                                                                         -----------






SEE NOTES TO FINANCIAL STATEMENTS.


30 - CRI CAPITAL ACCUMULATION PORTFOLIO                            ANNUAL REPORT

                           CAPITAL ACCUMULATION PORTFOLIO
                              STATEMENT OF OPERATIONS
                            YEAR ENDED DECEMBER 31, 1997


NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $15,051
  Dividend income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163,708
                                                                                          ----------
     Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .         178,759
                                                                                          ----------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         179,053
  Transfer agency fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .           5,252
  Directors' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,156
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,493
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,552
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,137
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,285
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,112
                                                                                          ----------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         235,040
     Fees paid indirectly. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (18,552)
                                                                                          ----------
       Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         216,488
                                                                                          ----------

         NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . . . . . . . . . . . .        (37,729)
                                                                                          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,036,419
Change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . .       1,705,146
                                                                                          ----------

       NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,741,565
                                                                                          ----------

       INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .      $4,703,836
                                                                                          ----------
                                                                                          ----------






SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                     CRI CAPITAL ACCUMULATION PORTFOLIO - 31

                           CAPITAL ACCUMULATION PORTFOLIO
                        STATEMENTS OF CHANGES IN NET ASSETS


                                                                          YEAR ENDED     YEAR ENDED
                                                                         DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                            1997           1996
-----------------------------------------------------------------------------------------------------
Operations
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . .      $(37,729)      $(95,533)
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .      3,036,419          7,603
  Change in unrealized appreciation or depreciation. . . . . . . . . .      1,705,146      1,182,679
                                                                         ------------   ------------

     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .      4,703,836      1,094,749
                                                                         ------------   ------------

Distributions to shareholders from
  Net realized gain on investments . . . . . . . . . . . . . . . . . .    (2,706,962)       (32,307)
                                                                         ------------   ------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .    (2,706,962)       (32,307)
                                                                         ------------   ------------

Capital share transactions
  Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,334,843     14,697,452
  Shares issued from merger (Note A) . . . . . . . . . . . . . . . . .             --      4,728,068
  Reinvestment of distributions. . . . . . . . . . . . . . . . . . . .      2,706,962         32,310
  Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .    (7,826,492)    (9,551,228)
                                                                         ------------   ------------
     Total capital share transactions. . . . . . . . . . . . . . . . .      4,215,313      9,906,602
                                                                         ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .      6,212,187     10,969,044

NET ASSETS
-----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .     19,904,323      8,935,279
                                                                         ------------   ------------
End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $26,116,510    $19,904,323
                                                                         ------------   ------------
                                                                         ------------   ------------

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        353,300        618,839
Shares issued from merger (Note A) . . . . . . . . . . . . . . . . . .             --        207,827
Reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .        101,575          1,343
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .      (301,674)      (398,789)
                                                                         ------------   ------------
  Total capital share activity . . . . . . . . . . . . . . . . . . . .        153,201        429,220
                                                                         ------------   ------------
                                                                         ------------   ------------






SEE NOTES TO FINANCIAL STATEMENTS.


32 - CRI CAPITAL ACCUMULATION PORTFOLIO                   ANNUAL REPORT

                            NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Capital Accumulation Portfolio (the "Portfolio"), a series of Acacia Capital Corporation's Calvert Responsibly Invested (CRI) Portfolios, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On February 23, 1996, the net assets of CRIEquity Portfolio were merged into the Portfolio. The acquisition was accomplished by a tax free exchange of 207,827 shares of the Portfolio (valued at $4,728,068) for the 259,797 shares of CRIEquity Portfolio outstanding at February 23, 1996. CRIEquity Portfolio's net assets at that date, including $249,296 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and CRIEquity Portfolio immediately before the acquisition were $9,742,153 and $4,727,159, respectively.

SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Portfolio hereby designates $1,266,073 as capital gain dividends paid during the taxable year ended December 31, 1997.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.


ANNUAL REPORT                            CRI CAPITAL ACCUMULATION PORTFOLIO - 33

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .80% of the Portfolio's average daily net assets. Effective January, 1997, the Portfolio began paying a monthly performance fee of plus or minus up to .05%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the S&P Mid-Cap 400 Index.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of
 .10% of the Portfolio's annual average daily net assets.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the year, purchases and sales of investments, other than short-term securities, were $22,285,111 and $20,280,737, respectively.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $4,617,655, of which $4,928,470 related to appreciated securities and $310,815 related to depreciated securities.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.

NOTE E -- SUBSEQUENT EVENT

Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Capital Accumulation Portfolio was renamed Calvert Social Mid Cap Portfolio.


34 - CRI CAPITAL ACCUMULATION PORTFOLIO                            ANNUAL REPORT

                           CAPITAL ACCUMULATION PORTFOLIO
                                FINANCIAL HIGHLIGHTS


                                                                         YEARS ENDED
                                                          -------------------------------------------
                                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              1997           1996           1995
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . .          $24.05         $22.42         $16.97
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . .           (.04)          (.12)          (.15)
  Net realized and unrealized gain (loss)  . . . . . .            5.70           1.79           6.85
                                                          ------------   ------------   ------------
     Total from investment operations. . . . . . . . .            5.66           1.67           6.70
                                                          ------------   ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . .              --             --          (.01)
  Net realized gains . . . . . . . . . . . . . . . . .          (3.08)          (.04)         (1.24)
                                                          ------------   ------------   ------------
     Total distributions . . . . . . . . . . . . . . .          (3.08)          (.04)         (1.25)
                                                          ------------   ------------   ------------
Total increase (decrease) in net asset value . . . . .            2.58           1.63           5.45
                                                          ------------   ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . .          $26.63         $24.05         $22.42
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------

Total return . . . . . . . . . . . . . . . . . . . . .          23.53%          7.44%         39.46%
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . .          (.17%)         (.60%)         (.84%)
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . .           1.04%          1.33%          1.56%
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . .            .96%          1.00%          1.25%
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
  Expenses reimbursed. . . . . . . . . . . . . . . . .              --             --           .10%
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
Portfolio turnover * . . . . . . . . . . . . . . . . .             96%           124%           135%
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
Average commission rate paid . . . . . . . . . . . . .          $.0516         $.0563             NA
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . .         $26,117        $19,904         $8,935
                                                          ------------   ------------   ------------
                                                          ------------   ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . .             981            828            398
                                                          ------------------------------------------
                                                          ------------------------------------------


                                                                                 YEARS ENDED
                                                                         ----------------------------
                                                                         DECEMBER 31,   DECEMBER 31,
                                                                             1994           1993
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $18.95         $17.87
                                                                         ------------   ------------
                                                                         ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .            .10            .08
  Net realized and unrealized gain (loss)  . . . . . . . . . . . . . .         (1.98)           1.27
                                                                         ------------   ------------
     Total from investment operations. . . . . . . . . . . . . . . . .         (1.88)           1.35
                                                                         ------------   ------------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          (.10)          (.08)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .             --          (.19)
                                                                         ------------   ------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .          (.10)          (.27)
                                                                         ------------   ------------
Total increase (decrease) in net asset value . . . . . . . . . . . . .         (1.98)           1.08
                                                                         ------------   ------------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $16.97         $18.95
                                                                         ------------   ------------
                                                                         ------------   ------------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (9.92%)          7.56%
                                                                         ------------   ------------
                                                                         ------------   ------------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           .68%           .66%
                                                                         ------------   ------------
                                                                         ------------   ------------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .             NA             NA
                                                                         ------------   ------------
                                                                         ------------   ------------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .79%           .80%
                                                                         ------------   ------------
                                                                         ------------   ------------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . .             --             --
                                                                         ------------   ------------
                                                                         ------------   ------------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .            79%            26%
                                                                         ------------   ------------
                                                                         ------------   ------------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .         $5,689         $4,986
                                                                         ------------   ------------
                                                                         ------------   ------------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .            335            263
                                                                         ------------   ------------
                                                                         ------------   ------------


+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
* PORTFOLIO TURNOVER EXCLUDES TRANSACTIONS IN CONNECTION WITH THE FEBRUARY 1996 MERGER OF CRI EQUITY PORTFOLIO.
NA   DISCLOSURE NOT APPLICABLE TO PRIOR PERIODS.


ANNUAL REPORT                            CRI CAPITAL ACCUMULATION PORTFOLIO - 35

                             CALVERT RESPONSIBLY INVESTED
                               GLOBAL EQUITY PORTFOLIO
                   MANAGED BY MURRAY JOHNSTONE INTERNATIONAL, LTD.

Dear Investor:

Before we begin our discussion of the economy and markets, we want to let investors know that on January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Global Equity Portfolio was renamed Calvert Social International Equity Portfolio.

We also want to remind investors that the Portfolio's investment policy was recently changed to limit investment in US securities to 5% of assets. Prior to this change, US holdings represented approximately 15% of assets. This change is intended to give investors the opportunity to benefit from a portfolio with more of an international focus. The comparable market index became the Morgan Stanley Capital International Europe, Australia, and Far East Index (MSCI EAFE), which does not have a US component.

REVIEW

The background to markets was generally positive throughout the year but performance varied greatly between regions. With the exception of the US, where growth was strong, most economies experienced low growth, falling inflation (even in the US) and declining interest rates. During the first half of the year this proved to be a benign backdrop to markets, but in the second half lower growth in the former "tiger" economies in the Far East led to deteriorating current account balances and ultimately pressure on currencies. Equity markets in the region fell, from Thailand to other emerging markets and eventually to Singapore and Hong Kong. When lending to the region by Japanese financial institutions was factored in, the pressure mounted on Japanese stocks and this market also stumbled. By contrast, the US and European markets shook off
Asias' troubles and finished the year on a firm note.

GLOBAL EQUITY PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN

                                        (YEAR ENDED 12/31/97)
One year                                13.23%
Five year                               12.91%
Since inception (6/30/92)               11.06%

COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT.

Bar chart here showing comparison from 6/30/92 to 12/97
CRI Global Equity Portfolio            $17,824
MSCI EAFE Index QD                     $17,009
MSCI World Index QD                    $21,250

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT RELFECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST PERFOMANCE DOES NOT INDICATE FUTURE RESULTS.

STRATEGY

Our approach was to focus investments on the European markets where in addition to moderate growth and falling inflation, rationalization was a major feature. The progress


36 - CRI GLOBAL EQUITY PORTFOLIO                                  ANNUAL REPORT
toward a single currency in 1999 meant corporations had to improve productivity to succeed in the more competitive environment. This trend affected both manufacturing and financial groups and the enhanced earnings outlook boosted stock prices. The other area to be overweighted at the beginning of the year was Southeast Asia, on the basis of the upbeat growth estimates for the region. The Portfolio was underweighted in Japan, where recovery from the recession beginning in 1990 remained elusive, and also in the US, where stock prices in general had been bid up well in excess of fair value due to the weight of money in the market.

As the crisis in Southeast Asia deepened, we reduced exposure from 22.3% of assets to 11.1%. When the turmoil which had engulfed Thailand shifted to Malaysia, we first reduced exposure to a market weight and then sold all remaining Malaysian investments prior to the market's final collapse. With the exception of Singapore, where fundamentals remain strong and we added to holdings (after the initial fall), we reduced the level of investment across the region.

The Portfolio returned 13.23% for the year compared to 16.23% for the Morgan Stanley Capital International World Index (MCSI World).* The difference was largely due to limited exposure to the US market and a higher level of investment in Southeast Asia. For the same time period, the Portfolio outperformed its new index, the MSCI EAFE Index, which returned 2.06%.*

OUTLOOK

Uncertainty will be the key feature of 1998. The collapse of markets and currencies in the Far East will lead to deflation in the region and lower prices across world markets as countries from Korea to Indonesia attempt to export their way out of recession. This trend will increase competition in the US and Europe, impacting corporate profits.

Initially, our focus will remain on Europe where there are clear trends which support continuing market performance. A major swing factor could be the markets of the Far East. With sentiment at rock bottom, the perception that the worst upheavals have been seen could lead to a turnaround. We have not seen this point yet, but the problems are being addressed and the recovery is getting closer. We appreciate your continued confidence.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO

January 21, 1998


ANNUAL REPORT                                  CRI GLOBAL EQUITY PORTFOLIO - 37

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Acacia Capital Corporation and Shareholders of Calvert Responsibly Invested Global Equity Portfolio:

We have audited the accompanying statement of assets and liabilities of Calvert Responsibly Invested Global Equity Portfolio (one of the portfolios comprising the Acacia Capital Corporation), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Responsibly Invested Global Equity Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998


38 - CRI GLOBAL EQUITY PORTFOLIO                                   ANNUAL REPORT

                               GLOBAL EQUITY PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

EQUITY SECURITIES - 96.8%                                SHARES        VALUE
--------------------------------------------------------------------------------
ARGENTINA - 2.2%
Banco Frances Del Rio La Plata, ADR. . . . . . . .        3,700     $  101,288
Telecom Argentina Stet-France, Class B . . . . . .        6,000        214,500
                                                                    ----------
                                                                       315,788
                                                                    ----------

AUSTRALIA - 4.3%
Brambles Industries, Ltd.. . . . . . . . . . . . .       10,000        198,458
Commonwealth Bank of Australia . . . . . . . . . .       10,000        114,708
Telstra Corp. (installment receipts) * # . . . . .      144,000        304,081
                                                                    ----------
                                                                       617,247
                                                                    ----------

BELGIUM - 2.4%
Fortis AG. . . . . . . . . . . . . . . . . . . . .        1,700        354,673
                                                                    ----------
                                                                       354,673
                                                                    ----------

CHILE - 2.1%
Compania de Telecom de Chile, ADR. . . . . . . . .       10,000        298,750
                                                                    ----------
                                                                       298,750
                                                                    ----------

FRANCE - 10.4%
AXA-UAP. . . . . . . . . . . . . . . . . . . . . .        2,844        220,063
Banque Nationale de Paris. . . . . . . . . . . . .        6,537        347,460
Cap Gemini . . . . . . . . . . . . . . . . . . . .        3,809        312,327
Pinault Printemps. . . . . . . . . . . . . . . . .          670        357,460
SGS-Thomas Microelectronics *. . . . . . . . . . .        4,300        266,138
                                                                    ----------
                                                                     1,503,448
                                                                    ----------

GERMANY - 6.0%
Allianz. . . . . . . . . . . . . . . . . . . . . .          930        240,907
Commerzbank. . . . . . . . . . . . . . . . . . . .        7,620        299,895
Douglas Holdings . . . . . . . . . . . . . . . . .        6,790        204,951
Linde. . . . . . . . . . . . . . . . . . . . . . .          210        128,175
                                                                    ----------
                                                                       873,928
                                                                    ----------

HONG KONG - 3.5%
Cheung Kong Holdings . . . . . . . . . . . . . . .       20,000        130,985
Hong Kong Land Holdings. . . . . . . . . . . . . .      100,000        192,000
Hysan Development. . . . . . . . . . . . . . . . .       55,000        109,659
Hysan Development (warrants) * . . . . . . . . . .        2,750             18
Sun Hung Kai Properties. . . . . . . . . . . . . .       10,000         69,686
                                                                    ----------
                                                                       502,348
                                                                    ----------

IRELAND - 2.9%
Allied Irish Banks . . . . . . . . . . . . . . . .       32,334        308,406
Bank of Ireland. . . . . . . . . . . . . . . . . .        7,270        111,649
                                                                    ----------
                                                                       420,055
                                                                    ----------

ANNUAL REPORT                                   CRI GLOBAL EQUITY PORTFOLIO - 39


EQUITY SECURITIES (CONT'D)                               SHARES         VALUE
--------------------------------------------------------------------------------
ITALY - 5.7%
Credito Italiano . . . . . . . . . . . . . . . . .       89,034     $  274,551
Telecom Italia Mobile. . . . . . . . . . . . . . .      118,710        547,918
                                                                    ----------
                                                                       822,469
                                                                    ----------

JAPAN - 13.8%
Canon Sales Co., Inc.. . . . . . . . . . . . . . .        4,800         54,775
East Japan Railway . . . . . . . . . . . . . . . .           42        189,462
Fuji Machine Manufacturing . . . . . . . . . . . .        3,000         72,375
Fuji Photo Film Co.. . . . . . . . . . . . . . . .        5,000        191,468
Fujitsu. . . . . . . . . . . . . . . . . . . . . .       17,000        182,278
Keyence Corp.. . . . . . . . . . . . . . . . . . .          600         88,688
Murata Manufactoring Co. . . . . . . . . . . . . .        2,000         50,701
Namco. . . . . . . . . . . . . . . . . . . . . . .        6,000        174,159
Nippon Hodo Co.. . . . . . . . . . . . . . . . . .       55,000        176,917
Nitto Denko Corp.. . . . . . . . . . . . . . . . .        5,000         86,161
Ricoh Co.. . . . . . . . . . . . . . . . . . . . .       14,000        173,700
Shiseido Co. . . . . . . . . . . . . . . . . . . .       13,000        177,223
Sumitomo Bank. . . . . . . . . . . . . . . . . . .       16,000        182,584
Sumitomo Electric Industries . . . . . . . . . . .       14,000        190,855
                                                                    ----------
                                                                     1,991,346
                                                                    ----------

MEXICO - 3.7%
Banpais, S.A., ADR * . . . . . . . . . . . . . . .       10,000              0
Cifra, S.A. de C.V., ADR * . . . . . . . . . . . .      153,000        375,771
Grupo Industrial Durango, S.A., ADR *. . . . . . .       11,000        156,750
                                                                    ----------
                                                                       532,521
                                                                    ----------

NETHERLANDS - 5.5%
Elsevier . . . . . . . . . . . . . . . . . . . . .        9,749        157,703
ING Groep. . . . . . . . . . . . . . . . . . . . .        1,886         79,434
Vendex International . . . . . . . . . . . . . . .        4,619        254,909
Ver Ned Uitgevers. . . . . . . . . . . . . . . . .       10,550        297,615
                                                                    ----------
                                                                       789,661
                                                                    ----------

NEW ZEALAND - 1.7%
Independent Newspapers . . . . . . . . . . . . . .       30,000        149,808
Wilson & Horton. . . . . . . . . . . . . . . . . .       15,000         91,452
                                                                    ----------
                                                                       241,260
                                                                    ----------

SINGAPORE - 1.9%
City Developments. . . . . . . . . . . . . . . . .       20,000         92,554
Creative Technology. . . . . . . . . . . . . . . .        2,000         40,581
Keppel Land Ltd. . . . . . . . . . . . . . . . . .       50,000         68,822
Wing Tai Holdings. . . . . . . . . . . . . . . . .       60,000         70,128
                                                                    ----------
                                                                       272,085
                                                                    ----------

SOUTH AFRICA - 2.2%
Standard Bank Investment . . . . . . . . . . . . .        7,300        322,511
                                                                    ----------
                                                                       322,511
                                                                    ----------

SPAIN - 4.2%
Banco Santander. . . . . . . . . . . . . . . . . .        4,267        142,560
Prosegur Compania Seguridad. . . . . . . . . . . .       12,545        125,985
Telefonica de Espana . . . . . . . . . . . . . . .       11,650        332,639
                                                                    ----------
                                                                       601,184
                                                                    ----------

40 - CRI GLOBAL EQUITY PORTFOLIO                                   ANNUAL REPORT


EQUITY SECURITIES (CONT'D)                               SHARES         VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 6.6%
Credit Suisse Group. . . . . . . . . . . . . . . .        2,160     $  334,082
Zurich Versicherungs . . . . . . . . . . . . . . .        1,313        625,409
                                                                    ----------
                                                                       959,491
                                                                    ----------

UNITED KINGDOM - 17.7%
Anglian Group. . . . . . . . . . . . . . . . . . .       19,500         69,983
Anglian Water. . . . . . . . . . . . . . . . . . .       10,300        140,417
Azlan Group. . . . . . . . . . . . . . . . . . . .        4,800          4,494
Barclays . . . . . . . . . . . . . . . . . . . . .        6,500        173,040
Beazer Group . . . . . . . . . . . . . . . . . . .       17,000         44,955
Bellway. . . . . . . . . . . . . . . . . . . . . .       10,000         53,053
Burton Group . . . . . . . . . . . . . . . . . . .       59,100        132,018
Cadbury Schweppes. . . . . . . . . . . . . . . . .       13,100        132,216
Carlton Communications . . . . . . . . . . . . . .       16,500        127,376
Devro International. . . . . . . . . . . . . . . .       10,300         63,780
Firstbus Group PLC . . . . . . . . . . . . . . . .       18,500         67,761
Halifax *. . . . . . . . . . . . . . . . . . . . .       15,050        189,600
Johnson Matthey. . . . . . . . . . . . . . . . . .        8,400         75,194
Kingfisher . . . . . . . . . . . . . . . . . . . .       11,300        157,762
Lloyds TSB Group . . . . . . . . . . . . . . . . .       13,700        178,231
Mayflower Corp.. . . . . . . . . . . . . . . . . .       21,600         64,570
Misys. . . . . . . . . . . . . . . . . . . . . . .        2,300         69,511
Norwich Union *. . . . . . . . . . . . . . . . . .       22,700        143,546
Safeway. . . . . . . . . . . . . . . . . . . . . .       18,400        103,661
SIG. . . . . . . . . . . . . . . . . . . . . . . .       12,100         50,481
Smithline Beecham. . . . . . . . . . . . . . . . .       12,700        130,895
Somerfield . . . . . . . . . . . . . . . . . . . .       14,700         50,704
Unigate. . . . . . . . . . . . . . . . . . . . . .       13,600        134,251
Vitec Group. . . . . . . . . . . . . . . . . . . .        7,100         73,702
Wolseley . . . . . . . . . . . . . . . . . . . . .       16,700        132,735
                                                                    ----------
                                                                     2,563,936
                                                                    ----------

UNITED STATES - 0.0%
Bellsouth Corp.. . . . . . . . . . . . . . . . . .          100          5,631
                                                                    ----------
                                                                         5,631
                                                                    ----------

    Total Equity Securities (Cost $12,685,882) . .
                                                                    13,988,332
                                                                    ----------
                                                                    ----------

                                                      PRINCIPAL
TIME DEPOSIT - 4.6%                                     AMOUNT          VALUE
--------------------------------------------------------------------------------
State Street Bank, London, 5.75%, 1/5/98 . . . . .     $663,048        663,048
                                                                   -----------


  Total Time Deposit (Cost $663,048) . . . . . . .                     663,048
                                                                   -----------

     TOTAL INVESTMENTS (Cost $13,348,930) - 101.4%                  14,651,380
     Other assets and liabilities, net - (1.4%). .                    (201,295)
                                                                   -----------
     NET ASSETS - 100% . . . . . . . . . . . . . .                 $14,450,085
                                                                   -----------
                                                                   -----------

* NON-INCOME PRODUCING.
# ON NOVEMBER 11, 1998 THE HOLDER OF THE INSTALLMENT RECEIPTS IS REQUIRED TO PAY
  $1.35 (AUSTRALIAN DOLLARS) PER SHARE TO CONVERT THE PARTIAL SHARES TO REGULAR FULL SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                   CRI GLOBAL EQUITY PORTFOLIO - 41

                               GLOBAL EQUITY PORTFOLIO
                         STATEMENT OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1997



ASSETS
----------------------------------------------------------------------------------------------------
Investments in securities, at value. . . . . . . . . . . . . . . . . . . . . . . . .     $14,651,380
Cash   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         349,104
Interest and dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . .          25,357
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             407
                                                                                         -----------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,026,248
                                                                                         -----------

LIABILITIES
----------------------------------------------------------------------------------------------------
Payable to Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         213,991
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . .         342,803
Payable to Calvert Asset Management Company, Inc.. . . . . . . . . . . . . . . . . .          13,024
Payable to Calvert Administrative Services Company . . . . . . . . . . . . . . . . .           1,257
Payable to Calvert Shareholder Services, Inc.. . . . . . . . . . . . . . . . . . . .             377
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . .           4,711
                                                                                         -----------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         576,163
                                                                                         -----------
     Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $14,450,085
                                                                                         -----------
                                                                                         -----------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Par value and paid-in capital applicable to 756,611 shares of common
  stock outstanding; $1 par value, 5,000,000 shares authorized . . . . . . . . . . .     $12,946,150
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . .          19,484
Accumulated net realized gain (loss) on investments and foreign currencies . . . . .         182,822
Net unrealized appreciation (depreciation) on investments and foreign currencies
  and assets and liabilities in foreign currencies . . . . . . . . . . . . . . . . .       1,301,629
                                                                                         -----------

     NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $14,450,085
                                                                                         -----------
                                                                                         -----------

     NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     19.10
                                                                                         -----------
                                                                                         -----------

SEE NOTES TO FINANCIAL STATEMENTS.


42 - CRI GLOBAL EQUITY PORTFOLIO                                   ANNUAL REPORT

                            GLOBAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    49,395
  Dividend income (net of foreign taxes of $28,590). . . . . . . . . . . . . . . . .         249,637
                                                                                         -----------
     Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .         299,032
                                                                                         -----------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         148,107
  Transfer agency fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .           3,415
  Directors' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,465
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,000
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          58,495
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,873
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,182
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,184
  Reimbursement from Advisor . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (25,189)
                                                                                         -----------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         231,532
     Fees paid indirectly. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (58,495)
                                                                                         -----------
       Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         173,037
                                                                                         -----------

       NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . . . . . . . . . . . . . .         125,995
                                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,389,114
  Foreign currencies                                                                          17,771
                                                                                         -----------
                                                                                           1,406,885
                                                                                         -----------
Change in unrealized appreciation or depreciation on:
  Investments and foreign currencies . . . . . . . . . . . . . . . . . . . . . . . .         153,566
  Assets and liabilities in foreign currencies . . . . . . . . . . . . . . . . . . .           3,735
                                                                                         -----------
                                                                                             157,301
                                                                                         -----------

       NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,564,186
                                                                                         -----------

       INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .      $1,690,181
                                                                                         -----------
                                                                                         -----------

SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                   CRI GLOBAL EQUITY PORTFOLIO - 43

                              GLOBAL EQUITY PORTFOLIO
                        STATEMENTS OF CHANGES IN NET ASSETS



                                                                           YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                              1997           1996
----------------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .    $   125,995    $   125,031
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .      1,406,885        643,380
  Change in unrealized appreciation or depreciation. . . . . . . . . .        157,301        896,590
                                                                          -----------    -----------
     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .      1,690,181      1,665,001
                                                                          -----------    -----------

Distributions to shareholders from
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .       (138,622)      (100,000)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .     (1,299,097)      (597,000)
                                                                          -----------    -----------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .     (1,437,719)      (697,000)
                                                                          -----------    -----------

Capital share transactions
  Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,776,933      4,709,791
  Reinvestment of distributions. . . . . . . . . . . . . . . . . . . .      1,437,719        697,005
  Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .     (5,043,846)    (2,178,927)
                                                                          -----------    -----------
     Total capital share transactions. . . . . . . . . . . . . . . . .        170,806      3,227,869
                                                                          -----------    -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .        423,268      4,195,870

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .     14,026,817      9,830,947
                                                                          -----------    -----------
End of year (including undistributed net investment
  income of $19,484 and $14,340, respectively) . . . . . . . . . . . .    $14,450,085    $14,026,817
                                                                          -----------    -----------
                                                                          -----------    -----------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        182,411        258,532
Reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .         75,550         37,193
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .       (249,795)      (120,463)
                                                                          -----------    -----------
  Total capital share activity . . . . . . . . . . . . . . . . . . . .          8,166        175,262
                                                                          -----------    -----------
                                                                          -----------    -----------


SEE NOTES TO FINANCIAL STATEMENTS.


44 - CRI GLOBAL EQUITY PORTFOLIO                                  ANNUAL REPORT

                            NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Global Equity Portfolio (the "Portfolio"), a series of Acacia Capital Corporation's Calvert Responsibly Invested (CRI) Portfolios, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sales price. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current US dollar exchange rate. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

FOREIGN CURRENCY TRANSACTIONS: The Portfolio's accounting records are maintained in US dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into US dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated investments and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies. Other foreign currency gains or losses are reported separately.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Portfolio hereby designates $698,067 as capital gain dividends paid during the taxable year ended December 31, 1997.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


ANNUAL REPORT                                 CRI GLOBAL EQUITY PORTFOLIO - 45

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of 1% of the Portfolio's average daily net assets.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of the greater of $40,000 or .10% of the Portfolio's annual average daily net assets. The Advisor voluntarily reimbursed the Portfolio $25,189 for administrative service fees.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.

Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the year, purchases and sales of investments, other than short-term securities, were $13,047,179 and $4,857,467, respectively.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax and financial reporting purposes. Net unrealized appreciation aggregated $1,302,450, of which $2,201,891 related to appreciated investments and $899,441 related to depreciated investments.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had $213,991 outstanding borrowings at an interest rate of 7% at December 31, 1997.

NOTE E -- SUBSEQUENT EVENT

Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Global Equity Portfolio was renamed Calvert Social International Equity Portfolio.


46 - CRI GLOBAL EQUITY PORTFOLIO                                   ANNUAL REPORT

                               GLOBAL EQUITY PORTFOLIO
                                 FINANCIAL HIGHLIGHTS


                                                                          YEARS ENDED
                                                           -----------------------------------------
                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                               1997            1996           1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . .        $  18.74       $  17.15       $  15.89
                                                              --------       --------       --------
                                                              --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . .             .19            .17            .27
  Net realized and unrealized gain (loss)  . . . . . .            2.28           2.40           1.69
                                                              --------       --------       --------
     Total from investment operations. . . . . . . . .            2.47           2.57           1.96
                                                              --------       --------       --------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . .            (.20)          (.14)          (.25)
  Net realized gains . . . . . . . . . . . . . . . . .           (1.91)          (.84)          (.45)
                                                              --------       --------       --------
     Total distributions . . . . . . . . . . . . . . .           (2.11)          (.98)          (.70)
                                                              --------       --------       --------
Total increase (decrease) in net asset value . . . . .             .36           1.59           1.26
                                                              --------       --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . .        $  19.10       $  18.74       $  17.15
                                                              --------       --------       --------
                                                              --------       --------       --------

Total return . . . . . . . . . . . . . . . . . . . . .          13.23%         14.99%         12.35%
                                                              --------       --------       --------
                                                              --------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . .            .85%          1.02%          1.48%
                                                              --------       --------       --------
                                                              --------       --------       --------
  Total expenses + . . . . . . . . . . . . . . . . . .           1.56%          1.59%          1.51%
                                                              --------       --------       --------
                                                              --------       --------       --------
  Net expenses . . . . . . . . . . . . . . . . . . . .           1.17%          1.18%          1.12%
                                                              --------       --------       --------
                                                              --------       --------       --------
  Expenses reimbursed. . . . . . . . . . . . . . . . .            .17%           .23%           .39%
                                                              --------       --------       --------
                                                              --------       --------       --------
Portfolio turnover . . . . . . . . . . . . . . . . . .             35%            85%            90%
                                                              --------       --------       --------
                                                              --------       --------       --------
Average commission rate paid . . . . . . . . . . . . .        $  .0399       $  .0352             NA
                                                              --------       --------       --------
                                                              --------       --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . .        $ 14,450       $ 14,027       $  9,831
                                                              --------       --------       --------
                                                              --------       --------       --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . .             757            748            573
                                                              --------       --------       --------
                                                              --------       --------       --------


                                                                                  YEARS ENDED
                                                                          --------------------------
                                                                          DECEMBER 31,   DECEMBER 31,
                                                                              1994           1993
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .       $  17.72       $  14.57
                                                                             --------       --------
                                                                             --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .            .11            .11
  Net realized and unrealized gain (loss)  . . . . . . . . . . . . . .           (.49)          4.07
                                                                             --------       --------
     Total from investment operations. . . . . . . . . . . . . . . . .           (.38)          4.18
                                                                             --------       --------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           (.13)          (.08)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .          (1.32)          (.95)
                                                                             --------       --------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .          (1.45)         (1.03)
                                                                             --------       --------
Total increase (decrease) in net asset value . . . . . . . . . . . . .          (1.83)          3.15
                                                                             --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .       $  15.89       $  17.72
                                                                             --------       --------
                                                                             --------       --------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2.13%)        29.72%
                                                                             --------       --------
                                                                             --------       --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           .59%          1.00%
                                                                             --------       --------
                                                                             --------       --------
  Total expenses + . . . . . . . . . . . . . . . . . . . . . . . . . .             NA             NA
                                                                             --------       --------
                                                                             --------       --------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.24%           .94%
                                                                             --------       --------
                                                                             --------       --------
  Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . .           .29%           .10%
                                                                             --------       --------
                                                                             --------       --------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .            84%            64%
                                                                             --------       --------
                                                                             --------       --------
Net assets, ending (in thousands). . . . . . . . . . . . . . . . . . .       $  7,765       $  4,529
                                                                             --------       --------
                                                                             --------       --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .            489            256
                                                                             --------       --------
                                                                             --------       --------

+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCITONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
N/A  DISCLOSURE NOT APPLICABLE TO PRIOR PERIODS.


ANNUAL REPORT                                   CRI GLOBAL EQUITY PORTFOLIO - 47

                             CALVERT RESPONSIBLY INVESTED
                                  BALANCED PORTFOLIO

Dear Investor:

Before we begin our discussion of the economy and markets, we want to let investors know that on January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Balanced Portfolio was renamed Calvert Social Balanced Portfolio.

REVIEW

The economy expanded at a modest 2.5% estimated annualized rate, and inflation remained tame despite strength in the labor markets. As a pre-emptive move to keep inflation in check, the Federal Reserve adopted a slightly more restrictive monetary policy in March by nudging its target for the federal funds rate (a key short-term rate) higher, but left rates unchanged for the remainder of the year.

This was a fertile field for the stock market which posted an amazing fourth consecutive year of double-digit gains, as measured by the Standard & Poor's 500 Stock Index. In general, bond yields moved higher during the first quarter then reversed course as investors revised their expectations for the next Fed move -- first thinking the Fed would take steps to raise rates then expecting no change.

STRATEGY

We maintained the Portfolio's target asset mix of roughly 60% stocks and 40% bonds and benefited from positive returns from both asset classes. The Balanced Portfolio generated a return of 20.08% for the 12 months ended December 31, 1997.*


BALANCED PORTFOLIO

AVERAGE ANNUAL TOTAL RETURN
                                  (YEAR ENDED 12/31/97)
One year                           20.08%
Five year                          12.90%
Ten year                           12.42%
Since inception (9/2/86)           11.20%


COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT.


Bar chart here showing comparison from 12/31/87 to 12/97
CRI Balanced Portfolio             $32,233
S&P 500 Index Monthly Reinvested   $52,448
Lehman Aggregate Bond Index TR     $24,061



* PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW SUBADVISORS ASSUMED MANAGEMENT OF THE PORTFOLIO EFFECTIVE FEBRUARY 1995.



EQUITY INVESTMENTS -- MANAGED BY NCM CAPITAL MANAGEMENT, INC.

Our Portfolio strategy has been to capture opportunities in three key sectors: financial services, multi-national consumer growth and technology.

This year, stocks that contributed most to performance tended to be financial services companies including Sunamerica, Fannie Mae, American International Group and

48 - CRI BALANCED PORTFOLIO                                        ANNUAL REPORT

MGIC Investment. This sector also held the biggest disappointment:
Green Tree Financial. Green Tree had risen to almost $50 a share when management announced a $150 million write-off due to aggressive prepayment assumptions.
The market drove the stock to below $20 a share. In our opinion, the company's long-term fundamentals are favorable, and we believe in their superior management team. We took advantage of the opportunity to add to our position at attractive prices. As of this writing, the stock had rebounded almost 40% from its recent low.

Consumer growth companies that do business overseas were some of the first to feel the effects of the "Asian flu," the market's term for the unfortunate impact of the Asian financial crisis. Avon is an example of the severe price volatility these firms have experienced. The stock has traded as high as $76 per share and recently as low as $56 per share. Gillette has also been punished.

Our technology holdings held up well but did not match the market's exceptional performance. This was due to investor's concerns for a slowing domestic economy and the likelihood of increased price competition in light of Asia's economic troubles. Key holdings continue to be IBM, Cisco, Microsoft, Compaq and Ericsson.

FIXED-INCOME INVESTMENTS -- MANAGED BY CALVERT ASSET MANAGEMENT COMPANY, INC.

Early in the year, Calvert Asset Management Company, Inc. expected additional Fed tightening and a corresponding rise in interest rates. Accordingly, we took steps to shorten the Portfolio's maturity. However, as weeks passed without any action by the Fed and without evidence of a buildup in pricing pressures, we had reason to adopt a more bullish outlook and a less cautious stance. As rates generally declined, this had a positive effect on the Portfolio's total return. (When rates decline, bond prices rise.)

Since the beginning of the calendar year, we have implemented a more active management strategy. We expect this strategy to improve the Portfolio's total return over time. Higher portfolio trading activity will result in a higher turnover ratio due to the Portfolio's current asset size. For the year ended, December 31, 1997, the turnover was 905%.

OUTLOOK

Our long-term outlook for the stock market is positive and based on a forecast for continued modest economic growth and low inflation. However, such spectacular stock market returns can't go on forever. We expect the market will eventually fall back closer to historical total return levels -- in the range of 10% annualized.

We remain bullish on the bond market. A flat yield curve portends moderating economic activity which helps to keep inflation in check. Without the threat of inflation, interest rates should remain low. We appreciate your investment in the Balanced Portfolio.

Sincerely,

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President and CEO

January 21, 1998



ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 49

                          REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Acacia Capital Corporation and Shareholders of Calvert Responsibly Invested Balanced Portfolio:

We have audited the accompanying statement of assets and liabilities of Calvert Responsibly Invested Balanced Portfolio (one of the portfolios comprising the Acacia Capital Corporation), including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1993 were audited by other auditors whose report dated January 31, 1994 expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Calvert Responsibly Invested Balanced Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998


50 - CRI BALANCED PORTFOLIO                                        ANNUAL REPORT

                                  BALANCED PORTFOLIO
                               PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 1997

EQUITY SECURITIES - 59.1%                                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
AMR Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,400     $1,464,900
                                                                                          ----------
                                                                                           1,464,900
                                                                                          ----------

BANKS - MAJOR REGIONAL - 1.9%
Banc One Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,800      2,487,513
BankBoston Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,315      1,908,340
                                                                                          ----------
                                                                                           4,395,853
                                                                                          ----------

BANKS - MONEY CENTER - 2.2%
BankAmerica Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .         18,400      1,343,200
Chase Manhattan Corp.. . . . . . . . . . . . . . . . . . . . . . . . .         20,100      2,200,950
NationsBank Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . .         21,900      1,331,794
                                                                                          ----------
                                                                                           4,875,944
                                                                                          ----------

CHEMICALS - 0.7%
Praxair, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32,700      1,471,500
                                                                                          ----------
                                                                                           1,471,500
                                                                                          ----------
COMMUNICATIONS EQUIPMENT - 1.6%
Ericsson (L. M.) Telephone, Co., Class B, ADR. . . . . . . . . . . . .         63,205      2,358,337
Tellabs, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,900      1,369,463
                                                                                          ----------
                                                                                           3,727,800
                                                                                          ----------

COMPUTER - HARDWARE - 1.7%
Compaq Computer Corp.. . . . . . . . . . . . . . . . . . . . . . . . .         41,750      2,356,266
Hewlett Packard Co.. . . . . . . . . . . . . . . . . . . . . . . . . .             20          1,250
International Business Machines. . . . . . . . . . . . . . . . . . . .         13,800      1,442,963
                                                                                          ----------
                                                                                           3,800,479
                                                                                          ----------

COMPUTER - NETWORKING - 1.5%
Cisco Systems, Inc. *. . . . . . . . . . . . . . . . . . . . . . . . .         62,700      3,495,525
                                                                                          ----------
                                                                                           3,495,525
                                                                                          ----------

COMPUTER - PERIPHERALS - 0.5%
EMC Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,500      1,111,219
                                                                                          ----------
                                                                                           1,111,219
                                                                                          ----------

COMPUTER - SOFTWARE - 4.4%
BMC Software, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . .         27,500      1,804,687
Computer Associates International, Inc.. . . . . . . . . . . . . . . .         60,866      3,218,263
Microsoft Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . .         17,920      2,316,160
Oracle Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . .         77,035      1,718,843
Symantec Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .         45,000        987,187
                                                                                          ----------
                                                                                          10,045,140
                                                                                          ----------

CONSUMER FINANCE - 2.3%
Green Tree Financial Corp. . . . . . . . . . . . . . . . . . . . . . .         71,742      1,878,744
Umbono Investment Corp., Ltd. *. . . . . . . . . . . . . . . . . . . .      1,154,900      3,322,429
                                                                                          ----------
                                                                                           5,201,173
                                                                                          ----------


ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 51


EQUITY SECURITIES (CONT'D)                                                     SHARES        VALUE
-----------------------------------------------------------------------------------------------------
DISTRIBUTORS - FOOD AND HEALTH - 1.6%
Cardinal Health, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .         26,200     $1,968,275
Sysco Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         38,500      1,754,156
                                                                                          ----------
                                                                                           3,722,431
                                                                                          ----------

FINANCIAL - DIVERSIFIED - 4.2%
Federal National Mortgage Assn.. . . . . . . . . . . . . . . . . . . .         44,900      2,562,106
MGIC Investment Corp.. . . . . . . . . . . . . . . . . . . . . . . . .         32,700      2,174,550
PMI Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .         31,300      2,263,381
SunAmerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .         61,950      2,648,363
                                                                                          ----------
                                                                                           9,648,400
                                                                                          ----------

FOODS - 3.2%
CPC International, Inc.. . . . . . . . . . . . . . . . . . . . . . . .         15,600      1,680,900
Heinz (H.J.) Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .         49,700      2,525,381
Hershey Foods Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .         23,500      1,455,531
Interstate Bakeries Corp.. . . . . . . . . . . . . . . . . . . . . . .         41,800      1,562,275
                                                                                          ----------
                                                                                           7,224,087
                                                                                          ----------

HEALTH CARE - LONG TERM CARE - 1.7%
Healthsouth Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . .        103,800      2,880,450
Sun Healthcare Group, Inc. * . . . . . . . . . . . . . . . . . . . . .         46,800        906,750
                                                                                          ----------
                                                                                           3,787,200
                                                                                          ----------

HEALTH CARE - MEDICAL PRODUCTS AND SUPPLIES - 2.0%
Guidant Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         29,400      1,830,150
Medtronic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,200      2,626,087
                                                                                          ----------
                                                                                           4,456,237
                                                                                          ----------

HEALTH CARE - PHARMACEUTICAL - 2.6%
Merck & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .         29,500      3,134,375
Schering Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . .         45,500      2,826,687
                                                                                          ----------
                                                                                           5,961,062
                                                                                          ----------

HOUSEHOLD PRODUCES - NON-DURABLE - 2.6%
Colgate Palmolive Co.. . . . . . . . . . . . . . . . . . . . . . . . .         28,500      2,094,750
Dial Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        113,200      2,355,975
Fort James Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .         34,650      1,325,363
                                                                                          ----------
                                                                                           5,776,088
                                                                                          ----------

INSURANCE - LIFE AND HEALTH - 0.5%
Hartford Life, Inc., Class A . . . . . . . . . . . . . . . . . . . . .         23,500      1,064,844
                                                                                          ----------
                                                                                           1,064,844
                                                                                          ----------

INSURANCE - MULTI-LINE - 1.1%
American International Group, Inc. . . . . . . . . . . . . . . . . . .         23,925      2,601,844
                                                                                          ----------
                                                                                           2,601,844
                                                                                          ----------

MACHINERY - DIVERSIFIED - 1.0%
Dover Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         62,290      2,250,226
                                                                                          ----------
                                                                                           2,250,226
                                                                                          ----------

MANUFACTURING - DIVERSIFIED - 1.1%
Tyco International, Ltd. . . . . . . . . . . . . . . . . . . . . . . .         56,400      2,541,525
                                                                                          ----------
                                                                                           2,541,525
                                                                                          ----------


52 - CRI BALANCED PORTFOLIO                                      ANNUAL REPORT


EQUITY SECURITIES (CONT'D)                                                      SHARES        VALUE
-----------------------------------------------------------------------------------------------------
MANUFACTURING - SPECIALIZED - 2.5%
Avery Dennison Corp. . . . . . . . . . . . . . . . . . . . . . . . . .         61,900     $2,770,025
Parker Hannifin Corp.. . . . . . . . . . . . . . . . . . . . . . . . .         30,600      1,403,775
Sealed Air Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . .         26,100      1,611,675
                                                                                          ----------
                                                                                           5,785,475
                                                                                          ----------

NATURAL GAS - 1.0%
MCN Energy Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . .         53,400      2,156,025
                                                                                          ----------
                                                                                           2,156,025
                                                                                          ----------


OIL AND GAS - DRILLING AND EQUIPMENT - 1.6%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .         85,700      3,738,663
                                                                                          ----------
                                                                                           3,738,663
                                                                                          ----------

PERSONAL CARE - 1.9%
Avon Products, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .         26,200      1,608,025
Gillette Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,700      2,782,119
                                                                                          ----------
                                                                                           4,390,144
                                                                                          ----------

POWER PRODUCERS - 0.6%
CalEnergy Co., Inc. *. . . . . . . . . . . . . . . . . . . . . . . . .         49,000      1,408,750
                                                                                          ----------
                                                                                           1,408,750
                                                                                          ----------

PUBLISHING - NEWSPAPERS - 0.6%
New York Times Co., Class A. . . . . . . . . . . . . . . . . . . . . .         20,900      1,382,013
                                                                                          ----------
                                                                                           1,382,013
                                                                                          ----------

RETAIL - BUILDING SUPPLIES - 0.7%
Home Depot, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,520      1,502,490
                                                                                          ----------
                                                                                           1,502,490
                                                                                          ----------

RETAIL - DEPARTMENT STORES - 0.0%
Penney (J.C.), Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .             20          1,206
                                                                                          ----------
                                                                                               1,206

RETAIL - DISCOUNTERS - 0.8%
Consolidated Stores Corp. *. . . . . . . . . . . . . . . . . . . . . .         42,515      1,868,003
                                                                                          ----------
                                                                                           1,868,003
                                                                                          ----------

RETAIL - DRUG STORES - 1.2%
CVS Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         43,700      2,799,531
                                                                                          ----------
                                                                                           2,799,531
                                                                                          ----------

RETAIL - FOOD CHAINS - 1.4%
Kroger Co. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         83,300      3,076,894
                                                                                          ----------
                                                                                           3,076,894
                                                                                          ----------

RETAIL - SPECIALTY - 1.3%
Autozone, Inc. * . . . . . . . . . . . . . . . . . . . . . . . . . . .         49,300      1,429,700
Barnes and Noble, Inc. * . . . . . . . . . . . . . . . . . . . . . . .             60          2,003
Viking Office Products, Inc. * . . . . . . . . . . . . . . . . . . . .         71,700      1,563,956
                                                                                          ----------
                                                                                           2,995,659
                                                                                          ----------


ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 53


EQUITY SECURITIES (CONT'D)                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------------------
SERVICES - COMMERCIAL AND CONSUMER - 2.0%
Block (H & R), Inc.. . . . . . . . . . . . . . . . . . . . . . . . . .         37,600     $1,684,950
Cendant Corp. *. . . . . . . . . . . . . . . . . . . . . . . . . . . .         84,450      2,902,969
                                                                                         -----------
                                                                                           4,587,919
                                                                                         -----------

SERVICES - DATA PROCESSING - 0.5%
Automatic Data Processing. . . . . . . . . . . . . . . . . . . . . . .         19,000      1,166,125
                                                                                         -----------
                                                                                           1,166,125
                                                                                         -----------

TELEPHONE - 3.1%
Ameritech Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .         31,395      2,527,297
Century Telephone Enterprises, Inc.. . . . . . . . . . . . . . . . . .         49,665      2,473,938
SBC Communications, Inc. . . . . . . . . . . . . . . . . . . . . . . .         26,820      1,964,565
                                                                                         -----------
                                                                                           6,965,800
                                                                                         -----------

TEXTILES - APPAREL - 0.3%
Jones Apparel Group, Inc. *. . . . . . . . . . . . . . . . . . . . . .         17,800        765,400
                                                                                         -----------
                                                                                             765,400
                                                                                         -----------

TRUCKERS - 0.6%
Lear Corp. * . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,800      1,463,000
                                                                                         -----------
                                                                                           1,463,000
                                                                                         -----------

      Total Equity Securities (Cost $101,456,714). . . . . . . . . . .                   134,676,574
                                                                                         -----------

                                                                             PRINCIPAL
CORPORATE OBLIGATIONS - 37.6%                                                 AMOUNT
-----------------------------------------------------------------------------------------------------
Advanta Corp., 6.785%, 7/27/98 . . . . . . . . . . . . . . . . . . . .     $1,000,000        988,400
Advanta National Bank, 6.45%, 10/30/00 . . . . . . . . . . . . . . . .      1,000,000        994,230
AGL Capital Trust, 8.17%, 6/1/37 . . . . . . . . . . . . . . . . . . .      1,000,000      1,060,940
AMR Corp., 9.82%, 3/7/01 . . . . . . . . . . . . . . . . . . . . . . .         25,000         27,298
BankBoston Capital Trust III VRDN, 6.688%, 6/15/27+. . . . . . . . . .      3,000,000      2,990,061
Block Financial Corp., 6.75%, 11/1/04. . . . . . . . . . . . . . . . .      1,500,000      1,518,975
BNP US Funding, LLC, 7.738%, 12/31/49. . . . . . . . . . . . . . . . .      5,500,000      5,491,161
Capital One Capital I VRDN, 7.30%, 2/1/27+ . . . . . . . . . . . . . .      1,000,000        985,961
Central Fidelity Capital Trust I VRDN, 6.758%, 4/15/27+. . . . . . . .      3,000,000      3,021,555
Chemical Bank New York Trust, 7.25%, 9/15/02 . . . . . . . . . . . . .      1,000,000      1,037,760
Chemical Bank, 6.70%, 8/15/08. . . . . . . . . . . . . . . . . . . . .      1,000,000      1,007,830
Conseco, Inc., 10.50%, 12/15/04. . . . . . . . . . . . . . . . . . . .      1,000,000      1,204,090
Continental Valorem Corp. VRDN, 6.20%, 6/1/13,
  LOC: Tokai Bank Ltd. . . . . . . . . . . . . . . . . . . . . . . . .        700,000        700,000
Goldman Sachs Group, LP, 6.20%, 12/15/00 . . . . . . . . . . . . . . .      2,000,000      2,001,160
Governor & Co., 7.00%, 11/29/49  . . . . . . . . . . . . . . . . . . .      1,000,000      1,006,962
Green Tree Financial Corp., 6.50%, 9/26/02 . . . . . . . . . . . . . .      2,350,000      2,344,783
Greenpoint Capital Trust I, 9.10%, 6/1/27. . . . . . . . . . . . . . .      2,000,000      2,228,580
Household Finance Corp., 6.63%, 5/28/99. . . . . . . . . . . . . . . .      1,000,000      1,006,880
HSB Capital I VRDN, 6.668%, 7/15/27+ . . . . . . . . . . . . . . . . .      1,000,000        981,355
International Lease Finance Corp., 6.64%, 2/1/00 . . . . . . . . . . .      1,000,000      1,007,480
Interpool, Inc., 7.35%, 8/1/07 . . . . . . . . . . . . . . . . . . . .      4,000,000      4,001,040
Liberty Property, 6.95%, 12/1/06 . . . . . . . . . . . . . . . . . . .      2,000,000      2,003,180
Mark IV Industries, Inc., 7.50%, 9/1/07. . . . . . . . . . . . . . . .      2,000,000      1,992,500
McKesson Fin Co., 6.55%, 11/1/02 . . . . . . . . . . . . . . . . . . .      2,000,000      2,014,720
Medpartners, Inc., 6.875%, 9/1/00. . . . . . . . . . . . . . . . . . .      5,000,000      4,955,345
Merita Bank Ltd., 7.15%, 12/29/49. . . . . . . . . . . . . . . . . . .      7,500,000      7,593,742


SEE NOTES TO FINANCIAL STATEMENTS.


54 - CRI BALANCED PORTFOLIO                                       ANNUAL REPORT


                                                                            PRINCIPAL
CORPORATE OBLIGATIONS - (CONT'D)                                              AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------

National Australia Bank, Ltd., 6.40%, 12/10/07 . . . . . . . . . . . .     $2,500,000     $2,509,250
National City Bank, 7.25%, 7/15/10 . . . . . . . . . . . . . . . . . .      1,870,000      1,956,955
Puget Sound Energy Capital Trust I, 8.231%, 6/1/27 . . . . . . . . . .      2,000,000      2,116,440
Puget Sound Energy Consv., 6.23%, 7/11/02. . . . . . . . . . . . . . .      2,000,000      2,002,860
Riggs Capital ll, 8.875%, 3/15/27. . . . . . . . . . . . . . . . . . .        500,000        544,520
San Mateo, CA Redevelopment Agency, 7.125%, 8/1/08 . . . . . . . . . .      3,585,000      3,639,743
Security Benefit Life Co., 8.75%, 5/15/16. . . . . . . . . . . . . . .      2,000,000      2,272,804
Sovereign Bancorp, Inc., 6.75%, 9/1/00 . . . . . . . . . . . . . . . .      1,250,000      1,249,325
Sun Life CDA US Trust I, 8.526%, 5/29/49 . . . . . . . . . . . . . . .      4,000,000      4,353,840
Suntrust Capital I VRDN, 6.545%, 5/15/27+. . . . . . . . . . . . . . .      1,000,000        987,374
World Com, Inc., 7.55%, 4/1/04 . . . . . . . . . . . . . . . . . . . .      3,000,000      3,132,960
Xerox Capital Trust I, 8.00%, 2/1/27 . . . . . . . . . . . . . . . . .      5,250,000      5,574,030
Zurich Capital Trust, 8.376, 6/1/37. . . . . . . . . . . . . . . . . .      1,000,000      1,103,950
                                                                                        ------------
  Total Corporate Obligations (Cost $84,963,024) . . . . . . . . . . .                    85,610,039
                                                                                        ------------

REPURCHASE AGREEMENTS - 1.5%
-----------------------------------------------------------------------------------------------------
Donaldson, Lufkin Jenrette: 6.55%, dated 12/31/97, due 1/2/98
(Collateral: $3,589,784, FNMA, 6.56%, 12/17/02). . . . . . . . . . . .      3,500,000      3,500,000
                                                                                        ------------
  Total Repurchase Agreements (Cost $3,500,000). . . . . . . . . . . .                     3,500,000
                                                                                        ------------
MUNICIPAL OBLIGATIONS - 0.9%
-----------------------------------------------------------------------------------------------------
Maryland State Economic Development Corp., 8.00%,
  10/1/05. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000,000      1,033,480
Maryland State Economic Development Corp., 8.625%,
  10/1/19. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        750,000        882,427
                                                                                        ------------
  Total Municipal Obligations (Cost $1,750,000). . . . . . . . . . . .                     1,915,907
                                                                                        ------------

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES - 0.3%
-----------------------------------------------------------------------------------------------------
WNH Ltd. Partnership, 9.40%, 10/1/99 . . . . . . . . . . . . . . . . .        705,000        745,453
                                                                                        ------------
  Total U.S. Government Agencies and Instrumentalities
    (Cost $720,980). . . . . . . . . . . . . . . . . . . . . . . . . .                       745,453
                                                                                        ------------

OTHER DEBT - 0.3%
-----------------------------------------------------------------------------------------------------
Chickasaw Nation, Oklahoma, 10.00%, 8/1/03# . . . . . . . . . . . . .       1,000,000        600,000
                                                                                        ------------
  Total Other Debt (Cost $1,000,000) . . . . . . . . . . . . . . . . .                       600,000
                                                                                        ------------
     TOTAL INVESTMENTS (Cost $193,390,718) - 99.7% . . . . . . . . . .                   227,047,973
     Other assets and liabilities, net - 0.3%. . . . . . . . . . . . .                       786,002
                                                                                        ------------
     NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . . .                  $227,833,975
                                                                                        ------------
                                                                                        ------------

+ OPTIONAL TENDER FEATURE GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY
   DATE.
* NON-INCOME PRODUCING
# THIS SECURITY IS IN DEFAULT AND WAS VALUED BY THE BOARD OF DIRECTORS.
  SEE NOTE A.

EXPLANATION OF GUARANTEES                  ABBREVIATIONS:
LOC:  LETTER OF CREDIT                     VRDN:  VARIABLE RATE DEMAND NOTES



SEE NOTES TO FINANCIAL STATEMENTS.


ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 55

                            BALANCED PORTFOLIO
                  STATEMENT OF ASSETS AND LIABILITIES
                           DECEMBER 31, 1997


ASSETS
----------------------------------------------------------------------------------------------------
Investments in securities, at value  . . . . . . . . . . . . . . . . . . . . . . . .    $227,047,973
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         658,827
Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,456,451
Interest and dividends receivable. . . . . . . . . . . . . . . . . . . . . . . . . .       1,359,252
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,492
                                                                                       -------------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     234,527,995
                                                                                       -------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . .       6,457,338
Payable for shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          67,399
Payable to Calvert Asset Management Company, Inc.. . . . . . . . . . . . . . . . . .         138,358
Payable to Calvert Shareholder Services, Inc.. . . . . . . . . . . . . . . . . . . .           5,675
Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . .          25,250
                                                                                       -------------
  Total liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,694,020
                                                                                       -------------
     Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $227,833,975
                                                                                       -------------
                                                                                       -------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Par value and paid-in capital applicable to 114,966,537 shares of common
  stock outstanding; $1 par value, 300,000,000 shares authorized . . . . . . . . . .    $192,545,756
Undistributed net investment income (loss) . . . . . . . . . . . . . . . . . . . . .         515,324
Accumulated net realized gains (losses) on investments and foreign currencies. . . .       1,115,640
Net unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . .      33,657,255
                                                                                       -------------
     NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $227,833,975
                                                                                       -------------
                                                                                       -------------

     NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . .          $1.982
                                                                                       -------------
                                                                                       -------------


SEE NOTES TO FINANCIAL STATEMENTS.


56 - CRI BALANCED PORTFOLIO                                       ANNUAL REPORT

                                 BALANCED PORTFOLIO
                               STATEMENT OF OPERATIONS
                             YEAR ENDED DECEMBER 31, 1997


NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Investment Income
  Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $5,517,678
  Dividend income (net of foreign taxes of $1,487) . . . . . . . . . . . . . . . . .       1,106,085
                                                                                       -------------
     Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,623,763
                                                                                       -------------

Expenses
  Investment advisory fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,339,036
  Transfer agency fees and expenses. . . . . . . . . . . . . . . . . . . . . . . . .          45,533
  Directors' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,277
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          55,906
  Reports to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,129
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,014
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,845
                                                                                       -------------
     Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,543,740
     Fees paid indirectly. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (55,906)
                                                                                       -------------
        Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,487,834
                                                                                       -------------
           NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .       5,135,929
                                                                                       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,577,825
  Foreign currencies . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              60
                                                                                       -------------
           . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,577,885
                                                                                       -------------
Change in unrealized appreciation or depreciation on investments . . . . . . . . . .      19,045,338
                                                                                       -------------
        NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .      29,623,223
                                                                                       -------------
        INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .     $34,759,152
                                                                                       -------------


ANNUAL REPORT                                      CRI BALANCED PORTFOLIO - 57

                          BALANCED PORTFOLIO
                STATEMENTS OF CHANGES IN NET ASSETS


                                                                          YEAR ENDED     YEAR ENDED
                                                                          DECEMBER 31,   DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS                                             1997            1996
----------------------------------------------------------------------------------------------------
Operations
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     $5,135,929     $3,649,653
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . .     10,577,885      9,057,850
  Change in unrealized appreciation or depreciation. . . . . . . . . .     19,045,338      3,628,677
                                                                        -------------   ------------
     INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . . .     34,759,152     16,336,180
                                                                        -------------   ------------

Distributions to shareholders from
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .     (5,000,858)    (3,502,338)
  Net realized gain on investments . . . . . . . . . . . . . . . . . .    (10,847,850)    (8,620,000)
                                                                        -------------   ------------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .    (15,848,708)   (12,122,338)
                                                                        -------------   ------------

Capital share transactions
  Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     44,260,144     38,725,037
  Shares issued from merger (Note A) . . . . . . . . . . . . . . . . .             --      3,670,827
  Reinvestment of distributions. . . . . . . . . . . . . . . . . . . .     15,848,708     12,122,338
  Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .    (12,658,315)    (7,496,263)
                                                                        -------------   ------------
     Total capital share transactions. . . . . . . . . . . . . . . . .     47,450,537     47,021,939
                                                                        -------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . .     66,360,981     51,235,781

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . .    161,472,994    110,237,213
                                                                        -------------   ------------
End of year (including undistributed net investment
  income of $515,324 and $380,193, respectively) . . . . . . . . . . .   $227,833,975   $161,472,994
                                                                        -------------   ------------
                                                                        -------------   ------------

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,441,316     21,664,978
Shares issued from merger (Note A) . . . . . . . . . . . . . . . . . .             --      2,061,104
Reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .      7,996,320      6,833,336
Shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . .     (6,516,580)    (4,241,957)
                                                                        -------------   ------------
  Total capital share activity . . . . . . . . . . . . . . . . . . . .     23,921,056     26,317,461
                                                                        -------------   ------------
                                                                        -------------   ------------


SEE NOTES TO FINANCIAL STATEMENTS.


58 - CRI BALANCED PORTFOLIO                                       ANNUAL REPORT

                             NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

GENERAL: The Balanced Portfolio (the "Portfolio"), a series of Acacia Capital Corporation's Calvert Responsibly Invested (CRI) Portfolios, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The operations of each series are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On February 23, 1996, the net assets of CRI Bond Portfolio were merged into the Portfolio. The acquisition was accomplished by a tax free exchange of 2,061,104 shares of the Portfolio (valued at $3,670,827) for the 230,738 shares of CRIBond Portfolio outstanding at February 23, 1996. CRIBond Portfolio's net assets at that date, including $1,419 of unrealized appreciation, were combined with those of the Portfolio. The aggregate net assets of the Portfolio and CRIBond Portfolio immediately before the acquisition were $121,161,865 and $3,670,445, respectively.

SECURITY VALUATION: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

At December 31, 1997, $600,000 or 0.3% of net assets were valued by the Board of Directors.

REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign


ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 59
securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

FOREIGN CURRENCY TRANSACTIONS: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.
S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on foreign denominated investments is included with the net realized and unrealized gain or loss on investments. Other foreign currency gains or losses are reported separately.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles, accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

The Portfolio hereby designates $9,564,208 as capital gain dividends paid during the taxable year ended December 31, 1997.

For corporate shareholders of CRI Balanced Portfolio, a total of 17% of the income dividends paid during the taxable year ended December 31, 1997 qualifies for the dividends received deduction.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

EXPENSE OFFSET ARRANGEMENTS: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

FEDERAL INCOME TAXES: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Directors of the Portfolio. For its services, the Advisor receives a monthly fee based on an annual rate of .70% of the Portfolio's average daily net assets. Effective July, 1996, the Portfolio began paying a monthly performance fee of plus or minus up to .15%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Lipper Balanced Funds Index.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Portfolio.


CRI BALANCED PORTFOLIO - 60                                        ANNUAL REPORT

Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the year, purchases and sales of investments, other than short-term securities, were $1,613,393,963 and $1,581,175,141, respectively. U.S.
government security purchases were $982,086,893 and sales were $1,017,332,623.

The cost of investments owned at December 31, 1997 was substantially the same for federal income tax purposes and financial reporting purposes. Net unrealized appreciation aggregated $33,657,255, of which $35,122,763 related to appreciated securities and $1,465,508 related to depreciated securities.

As a cash management practice, the Portfolio may sell or purchase short-term variable rate notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

NOTE D -- LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at December 31, 1997.

NOTE E -- SUBSEQUENT EVENT

Effective January 1, 1998, Acacia Capital Corporation was renamed Calvert Variable Series, Inc. and the Calvert Responsibly Invested Balanced Portfolio was renamed Calvert Social Balanced Portfolio.


ANNUAL REPORT                                        CRI BALANCED PORTFOLIO - 61

                                  BALANCED PORTFOLIO
                                 FINANCIAL HIGHLIGHTS

YEARS ENDED
                                                                             DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996           1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .         $1.774         $1.703         $1.440
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .           .047           .040           .050
  Net realized and unrealized gain (loss)  . . . . . . . . . . . . . .           .309           .175           .380
                                                                            ---------       --------       --------
     Total from investment operations. . . . . . . . . . . . . . . . .           .356           .215           .430
                                                                            ---------       --------       --------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          (.047)         (.042)         (.040)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .          (.101)         (.102)         (.127)
                                                                            ---------       --------       --------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .          (.148)         (.144)         (.167)
                                                                            ---------       --------       --------
Total increase (decrease) in net asset value . . . . . . . . . . . . .           .208           .071           .263
                                                                            ---------       --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .         $1.982         $1.774         $1.703
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------

Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20.08%         12.62%         29.87%
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .          2.66%          2.71%          3.08%
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
  Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . .           .80%           .81%           .83%
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .77%           .78%           .81%
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .           905%            99%           163%
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
Average commission rate paid . . . . . . . . . . . . . . . . . . . . .         $.0500         $.0481             NA
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .       $227,834       $161,473       $110,237
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .        114,967         91,045         64,728
                                                                            ---------       --------       --------
                                                                            ---------       --------       --------


                                                                                                   YEARS ENDED
                                                                                            --------------------------
                                                                                            DECEMBER 31,  DECEMBER 31,
                                                                                               1994          1993
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING . . . . . . . . . . . . . . . . . . . . . .                        $1.537         $1.465
                                                                                            --------       --------
                                                                                            --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .                          .046           .045
  Net realized and unrealized gain (loss). . . . . . . . . . . . . . .                         (.097)          .072
                                                                                            --------       --------
     Total from investment operations. . . . . . . . . . . . . . . . .                         (.051)          .117
                                                                                            --------       --------
DISTRIBUTIONS FROM
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .                         (.046)         (.045)
  Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .                            --             --
                                                                                            --------       --------
     Total distributions . . . . . . . . . . . . . . . . . . . . . . .                         (.046)         (.045)
                                                                                            --------       --------
Total increase (decrease) in net asset value . . . . . . . . . . . . .                         (.097)          .072
                                                                                            --------       --------
NET ASSET VALUE, ENDING. . . . . . . . . . . . . . . . . . . . . . . .                        $1.440         $1.537
                                                                                            --------       --------
                                                                                            --------       --------
Total return . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        (3.30%)         8.00%
                                                                                            --------       --------
RATIOS TO AVERAGE NET ASSETS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . .                         3.39%          3.69%
                                                                                            --------       --------
                                                                                            --------       --------
  Total expenses   . . . . . . . . . . . . . . . . . . . . . . . . . .                            NA             NA
                                                                                            --------       --------
                                                                                            --------       --------
  Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          .80%           .81%
                                                                                            --------       --------
                                                                                            --------       --------
Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . . .                           43%            14%
                                                                                            --------       --------
                                                                                            --------       --------
NET ASSETS, ENDING (IN THOUSANDS). . . . . . . . . . . . . . . . . . .                       $66,593        $54,000
                                                                                            --------       --------
                                                                                            --------       --------
Number of shares outstanding,
  ending (in thousands). . . . . . . . . . . . . . . . . . . . . . . .                        46,244         35,142
                                                                                            --------       --------
                                                                                            --------       --------



+ EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE REDUCTION FOR FEES PAID INDIRECTLY; SUCH REDUCTIONS ARE INCLUDED IN THE RATIO OF NET EXPENSES.
NA   DISCLOSURE NOT APPLICABLE TO PRIOR PERIODS.


62 - CRI BALANCED PORTFOLIO                                        ANNUAL REPORT

                                                                          ACACIA
                                                                         CAPITAL
                                                                     CORPORATION
                                                                         CALVERT
                                                                     RESPONSIBLY
                                                                        INVESTED
                                                                      PORTFOLIOS


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1997